SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 85	☒

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 86	☒

THE HUNTINGTON FUNDS

(Exact name of Registrant as Specified in Charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of Principal Executive Offices)

1-800-544-8347

(Registrant’s Telephone Number)

Michelle A. Forgach, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on April 30, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☒	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    , 2012

TRUST SHARES

HUNTINGTON LONGER DURATION FIXED INCOME FUND

A Portfolio of The Huntington Funds (“Trust”)

PROSPECTUS

                     , 2012

TRUST SHARES (        )

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Not a Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee

• Not Insured by a Government Agency

Fund Summaries

Huntington Longer Duration Fixed Income Fund

Share Class and Ticker	Trust Shares
XXXXX

Fund Summary

Investment Objective	The Fund seeks total return from income and potential gains from a portfolio of longer duration fixed income instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares
Management Fees	0.50%

Distribution (12b-1) Fees	None

Other Expenses (including shareholder services fee)	0.58%

Acquired Fund Fees and Expenses	None

Total Annual Fund Operating Expenses	1.08%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Trust Shares	$110	$343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As this is the Fund’s first fiscal year, the portfolio turnover rate is not available.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a non-diversified portfolio of Fixed Income Instruments of varying maturities that may be available in the marketplace. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Long Term Government/Credit Index, which as of May 31, 2012 was 14.72 years, although the

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Fund Summaries

Huntington Longer Duration Fixed Income Fund

continued

average maturity may be considerably longer term. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in debt securities rated investment grade or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Huntington Asset Advisors to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets and may hedge the currency risk by forward contracts or options on futures.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The fund anticipates little turnover in the portfolio based upon interest rate anticipation but, instead, as a result of credit evaluations.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Counterparty Risk. The counterparty to an OTC derivatives contract, the borrower of the Fund’s securities under a securities lending contract or a guarantor of a fixed income security held by the Fund may be unable or unwilling to honor its obligations under the contract or guarantee, which would cause the Fund to lose money.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Derivative Contracts and Hybrid Instruments Risk. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than the prices of shorter-term securities.

Foreign Investment Risk. Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

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Fund Summaries

Huntington Longer Duration Fixed Income Fund

continued

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise as quickly as the prices of other fixed income securities.

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Fund Summaries

Huntington Longer Duration Fixed Income Fund

continued

Performance: Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. The Fund is managed by Kirk F. Mentzer, Senior Vice President of the Advisor. Mr. Mentzer has served as Portfolio Manager of the Fund since inception.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Trust Shares is $1,000 and the minimum subsequent investment is $500.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Longer Duration Fixed Income Fund and applicable Share class (for example, Huntington Longer Duration Fixed Income Fund Trust Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (please call the Trust at (800) 253-0412 for wire instructions). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Principal Investment Strategies and Risks

Huntington Longer Duration Fixed Income Fund

Investment Focus	U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy	The Fund seeks total return from income and potential gains from a portfolio of longer duration fixed income instruments.

Share Price Volatility	Moderate

Investment Strategy	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in a non-diversified portfolio of Fixed Income Instruments of varying maturities that may be available in the marketplace. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Long Term Government/Credit Index, which as of May 31, 2012 was 14.72 years, although the average maturity may be considerably longer term. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in debt securities rated investment grade or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Huntington Asset Advisors to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets and may hedge the currency risk by forward contracts or options on futures.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The fund anticipates little turnover in the portfolio based upon interest rate anticipation but, instead, as a result of credit evaluations.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential.

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Principal Investment Strategies and Risks

Huntington Longer Duration Fixed Income Fund

continued

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Derivative Contracts and Hybrid Instruments Risk. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Extension Risk. Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short-or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

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Principal Investment Strategies and Risks

Huntington Longer Duration Fixed Income Fund

continued

Foreign Investment Risk. Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage- backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the

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Principal Investment Strategies and Risks

Huntington Longer Duration Fixed Income Fund

continued

underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

For more information about risks, please see the “Glossary of Investment Risks.”

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Shareholder Information

Choosing a Share Class

The Fund offers Trust Shares.

A Summary of the fees of the Fund’s Trust Shares is found below.

•	No sales charges.

•	No Distribution (Rule 12b-1) fees.

•	A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.

•

Available for purchase only to fiduciary, advisory and agency accounts of The Huntington National Bank correspondent banks and the Asset Allocation Funds, as well as participants in special programs that may be offered from time to time through financial intermediaries.

Distribution of the Funds

Unified Financial Securities, Inc. (“Distributor”), whose address is P.O. Box 6110, Indianapolis, IN 46206-6110, is the Distributor of the Fund. The Distributor is a wholly-owned subsidiary of Huntington Bancshares, Incorporated (“HBI”).

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Distributor, Advisor and their affiliates out of their reasonable resources and profits. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Shareholder Servicing Fees

The Funds may pay Shareholder Services Fees up to 0.25% of the average daily NAV of the Fund’s Trust Shares to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of Shares.

Additional Payments To Financial Intermediaries

The Distributor, the Advisor and/or their affiliates may pay out of their own profits and reasonable resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or their employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a shareholder service fee arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The Funds’ SAI contains additional information on the types of additional payments that may be paid.

Pricing Shares

The price at which the Fund will offer or redeem Shares is the NAV per Share next determined after the order is considered received, subject to any applicable front-end sales charge or CDSCs. Consult your investment professional to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares.

The Trust calculates NAV for the Fund by valuing securities held based on market value. In computing NAV for the Fund, current market value is used to value portfolio securities with respect to which market quotations are readily available.

Pursuant to Trustee-approved policies, the Fund relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign

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Shareholder Information

equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined.

Options contracts are generally valued at the closing price if it is between the bid and asked prices as reported on days when the contracts are traded. If no trades are reported the mean of the bid and the asked prices is used as the value.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In such situations, the Trust’s sub-financial administrator may request that the Trust’s Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Fund may use the fair value of a security to calculate NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange (“NYSE”), which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

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Shareholder Information

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Fund’s Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the Fund may invest some of its assets in foreign securities, it may be affected.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than the price assigned to a particular security one may obtain in a market transaction.

The Trust calculates the NAV per share for the Fund as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern Time) on each day the NYSE is open.

The Funds are open for business on any day the NYSE is open. The Funds are closed on the following NYSE holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares

You may purchase Shares of the Fund on any day the NYSE is open. In connection with the sale of the Fund’s Shares, the Distributor or its affiliates may from time to time offer certain items of nominal value to any shareholder.

What Shares Cost

Your purchase order for Trust Shares of the Fund is priced at the next NAV calculated after your order is received by the Fund or its designated agent, plus any applicable sales charge.

In order to purchase Fund Shares on a particular day, the Fund must receive payment in good federal funds within three (3) business days.

Notes About Purchases

The Trust reserves the right to suspend the sale of Fund Shares temporarily and the right to refuse any order to purchase Fund Shares.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check does not clear, it may cancel the purchase and you may be liable for any losses to the Fund. In addition, you will be liable for any losses or fees incurred by the Fund or its transfer agent in connection with the transaction.

The Funds may limit the amount of purchases and refuse to sell Shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in any of the other Huntington Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund in U.S. dollars and drawn on a U.S. bank. The Fund and its servicing agent reserve the right to refuse any specific purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s

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Shareholder Information

checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the Fund (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

State Escheatment Laws

Please note that your property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by State Escheatment Laws.

How to Buy Shares

1.	Minimum investment requirements

Trust Shares:

•	$1,000 for initial investments

•	$500 for subsequent investments

2.	Call

•	The Huntington Funds at (800) 253-0412

•	Your Investment Professional

3.	Make payment

•	By check payable to the applicable Fund and Share class (for example, Huntington Longer Duration Fixed Income Fund Trust Shares) to:

The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

(The Trust will treat your order as having been received once the Trust receives your check.) OR

•	By Federal funds wire to:

The Huntington National Bank NA

Huntington Fund

Shareholder Name

Shareholder Account Number

(The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

OR

•	By check or Federal funds wire

•	Through the SIP (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the SAI.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, they reserve the right to pay the redemption price, in whole or in part, by a distribution of the Fund’s portfolio securities.

Exchanging Shares

On any business day when the NYSE is open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares. Additionally, The Huntington National Bank will be permitted to exchange Trust Shares of all other Funds for Class A Shares of the Asset Allocation Funds, without incurring a sales charge.

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Additional Information

In order to exchange Shares of the Fund on a particular day, the Fund, or its designated agent, must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund’s management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. (See “Frequent Trading Policies”)

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

The SAI contains more information about exchanges.

Exchanging Trust Shares

For Trust Shares, the Trust makes exchanges at NAV (determined after the order is considered received) without a sales charge.

In addition, The Huntington National Bank will be permitted to exchange Trust Shares of the Fund for Class A Shares of its Asset Allocation Funds (Huntington Balanced Allocation Fund, Huntington Conservative Allocation Fund and Huntington Growth Allocation Fund), without incurring a sales charge.

How to Exchange Shares

1.	Satisfy the minimum account balance requirements

•	You must maintain the required minimum account balance in the Fund out of which you are exchanging Shares.

2.	Call (You must have completed the appropriate section on your account application)

•	The Huntington Funds at (800) 253-0412

•	Your Investment Professional

OR

Write

•	The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

3.	Provide the required information

•	Name of the Fund from which you wish to make the exchange (exchange OUT OF)

•	Specify the share class

•	Your account number

•	The name and address on your account (account registrations must be identical)

•	The dollar amount or number of Shares to be exchanged

•	Name of the Fund into which you wish to make the exchange (exchange INTO) — (Make sure this Fund offers the applicable class of shares)

•	Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange.)

Redeeming Shares

You may redeem Shares of the Fund on any business day when the NYSE is open.

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How to Redeem Shares

1.	Call (You must have completed the appropriate section on your account application)

•	The Huntington Funds at (800) 253-0412

•	Your Investment Professional

OR

Write

•	The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

2.	Provide the required information

•	The name of the Fund from which you wish to redeem Shares

•	Specify the share class

•	Your account number

•	The name and address on your account

•	Your bank’s wire transfer information (for wire transfers)

•	The dollar amount or number of Shares you wish to redeem

•	Your signature (for written requests)

(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust, or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem.)

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Additional Information

In order to redeem Shares of the Fund on a particular day, the Fund, or its designated agent, must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

For shareholders of the Fund usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Systematic Withdrawal Program by calling the Trust or your investment professional, the Trust will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify.

Telephone Transactions

If you authorized telephone transactions by completing the appropriate paperwork with the Fund and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those Shares and close that account without your

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consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (for example, by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund’s NAV.

The Trustees have approved policies and procedures intended to discourage excessive, frequent or short- term trading of the Fund’s Shares. The Fund’s fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “Pricing Shares.” The Fund also monitors trading in Shares in an effort to identify disruptive trading activity. The Fund monitors trades where there is a purchase and redemption or exchange in excess of a certain amount into and out of the Fund within a period of 45 days. The Fund may also monitor trades into and out of the Fund over periods longer than 45 days. Whether or not the specific monitoring limits are exceeded, the Fund’s management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Fund’s management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Fund defines its limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance. Also, it is possible that frequent trading may occur in the Fund without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Fund’s ability to monitor and restrict frequent trading.

The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on their ability to identify trading activity to specific shareholders, including where Shares are held through intermediaries in multiple or omnibus accounts, will mean that these reductions may not be able to be applied uniformly in all cases.

The Advisor will provide to the Trustees, at least quarterly, a report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Portfolio Holdings Information

You can access summary portfolio composition information concerning the Fund’s portfolio holdings in the “Fund Fact Sheets” option under the “Fund Shareholders” or “Prospective Investors” pages of the Huntington Funds website at www.huntingtonfunds.com/newsite/funds/factsheets.php. This information is prepared as of the end of each quarter for each of the Funds, except for the Money Market Funds. The information is posted on the web site approximately 30 days after the end of the month or quarter, as applicable, and remains there until replaced by the information for the succeeding period. The portfolio composition information may include the following types of information, but is subject to change:

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identification of the Funds’ top 25 or full holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable. Portfolio holdings information for the Money Market Funds is filed with the SEC monthly on Form N-MFP, with portfolio holdings information becoming publicly available sixty days after the end of the month to which the specific monthly report relates.

In addition, the Funds’ Annual and Semi-Annual reports contains complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling the Huntington Funds at 1- 800-253-0412. These reports on Form N-Q and the Funds’ Annual and Semi-Annual reports are also posted on the Funds’ website at www.huntingtonfunds.com.

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More About the Huntington Funds

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (“the Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

The Advisor, a separate, wholly owned subsidiary of Huntington Bank, is the investment advisor to the Huntington Funds. As of December 31, 2011, the Advisor had assets under management of $3.4 billion. The Advisor (and its predecessor) has served as investment advisor to the Huntington Funds since 1987.

Huntington Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2011, Huntington Bank had assets of over $54 billion.

The Advisor has designated Kirk Mentzer as Portfolio Managers for the Fund. Included below is his business experience for the last five years.

Kirk Mentzer is primarily responsible for the day-to-day management of the Dividend Capture Fund.

Mr. Mentzer has served as Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined Huntington Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, management of other accounts, and ownership of securities in the Fund.

Fees Paid To Advisor and Affiliates

The Advisor and its affiliates provide the Fund with advisory, administration, transfer agency, accounting distribution and custodian services.

A discussion of the Trustees’ review of the investment advisory agreement with the Trust is available in the Huntington Funds’ Annual Report for the period ended December 31, 2011.

Advisory Services

The Trust pays the Advisor management fees as a percentage of average daily net assets (“ADNA”) for its services as investment advisor as follows:

Fund	Tier	Annual Rate
Longer Duration Fixed Income Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1billion	0.40%

Administration Services

Huntington Bank provides administration, financial administration and accounting services at the following annual rate on a tiered basis:

Fee Rate	Average Daily Net Assets of the Funds
0.1822%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

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There is no minimum annual fee per Fund or class of Shares.

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

Huntington Asset Services, Inc. (“HASI”), serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Out of the fees paid to it by the Funds, Huntington Bank pays HASI fees for its sub-administrative services. HASI is a wholly-owned subsidiary of Huntington Bancshares Incorporated.

Financial Administration and Portfolio Accounting Services

Huntington Bank has sub-contracted certain fund accounting services to HASI. Out of the fees paid to it by the Fund, the fees Huntington Bank pays HASI for these services are based on the ADNA of the Fund, subject to minimum fees in certain circumstances.

Custody Services

The Huntington National Bank currently serves as custodian for the Fund. For its custody services, The Huntington National Bank receives an annual maximum fee of 0.026% calculated on the domestic assets in the Fund as of the last day of each month, plus out of pocket expenses.

Brown Brothers Harriman & Co. serves as sub-custodian for the non-domestic assets of the Fund.

Transfer Agency Services

HASI is transfer and dividend disbursing agent for the Fund.

For its services, HASI is entitled to receive a yearly fixed amount per shareholder account, subject to yearly minimum fees per portfolio and/or share class. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Dividends and Distributions

The Fund declares dividends on investment income daily and pays them monthly.

The Fund also makes distributions of net capital gains, if any, at least annually.

If you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash.

Tax Consequences

There are many important tax consequences associated with investment in the Fund offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

An exchange of a Fund’s Shares for shares of another Fund will be treated as a sale of the Fund’s Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

The Fund offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income

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tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Fund as derived from “qualified investment income” will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Generally, dividends paid by REITs do not qualify for the lower tax rates that apply to certain other “qualified investment income.” Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the Internal Revenue Service. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

Financial Information

Financial Highlights

Financial highlights for the Fund’s performance will be provided after the Fund has been in operation for a full calendar year. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Additional Investment Information

The Fund may invest in an affiliated money market fund or short-term investments in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations.

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Glossary of Investment Risks

Government Intervention and Extreme Volatility Risk.    Events in the financial sector may result in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition to such volatility in financial markets, reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These potential risks may have an adverse effect on the Fund.

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More information about the Fund is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semi-Annual Report includes unaudited information about the performance of the Fund, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a discussion by the Fund’s portfolio manager discussing recent market conditions, economic trends and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of their portfolio securities. These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on The Huntington Funds’ website at www.huntingtonfunds.com.

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Huntington Funds.

Unified Financial Securities, Inc. is the Distributor. The Distributor is a wholly owned subsidiary of Huntington Bancshares, Incorporated.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

Call

(800) 253-0412

Write

The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on to the Internet

You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov.

Contact the SEC

Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-0102.

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

The Huntington Funds Shareholder Services:

1-800-253-0412

The Huntington Funds’ Investment Company Act registration number is 811-5010.

THE HUNTINGTON FUNDS

HUNTINGTON LONGER DURATION FIXED INCOME FUND

TRUST SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) contains information which may be of interest to investors in the Huntington Longer Duration Fixed Income Fund, a series of The Huntington Funds (“Trust”), but which is not included in the Prospectus for Trust Shares. This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus dated September 19, 2012 for Trust Shares. This SAI should be read together with the Prospectus. Investors may obtain a free copy of a Prospectus or Annual Report by writing the Fund at The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206, or by telephoning toll free 800-253-0412. These documents are also available on the Fund’s website at www.huntingtonfunds.com. Capitalized terms used but not defined in this SAI have the same meanings as set forth in the Prospectus.

September 19, 2012

TICKER SYMBOLS

Huntington Longer Duration Fixed Income Fund – Trust Shares (Ticker [        ])

DEFINITIONS

For convenience, we will use the following terms throughout this SAI.

“Advisers Act”	—	Investment Advisers Act of 1940, as amended.

“Advisor”	—	Huntington Asset Advisors, Inc.

“Asset Allocation Funds”	—	Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund.

“Code”	—	Internal Revenue Code of 1986, as amended.

“Distributor”	—	Unified Financial Securities, Inc., the Trust’s distributor.

“Equity Funds”	—	Disciplined Equity Fund, Dividend Capture Fund, Global Select Markets Fund, Growth Fund, Income Equity Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, Real Strategies Fund, Rotating Markets Fund, Situs Fund and Technical Opportunities Fund.

“Funds”	—	Each of the separate investment portfolios covered by this SAI.

“HASI”	—	Huntington Asset Services, Inc., the Trust’s Sub-administrator, Transfer Agent and Dividend Disbursing Agent and Sub-Accountant.

“Huntington Bank”	—	The Huntington National Bank, the administrator, fund accountant and custodian of the Funds.

“Income Funds”	—	Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund, Ohio Tax-Free Fund, Short/Intermediate Fixed Income Securities Fund, and Longer Duration Fixed Income Fund.

“Independent Trustees”	—	Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act.

“Interested Trustees”	—	Trustees who are “interested persons” of the Trust, as defined in the 1940 Act.

“Money Market Funds”	—	Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund.

“1940 Act”	—	The Investment Company Act of 1940, as amended.

“NRSRO”	—	Nationally Recognized Statistical Ratings Organization such as Moody’s Investor Service (Moody’s) or Standard & Poor’s (S&P).

“Prospectus”	—	Each of the separate Prospectuses of the Funds.

“Single State Funds”	—	Ohio Municipal Money Market Fund and Ohio Tax-Free Fund.

“Tax-Exempt Funds”	—	Tax-Free Money Fund, Ohio Municipal Money Market Fund and Ohio Tax-Free Fund.

“Trust”	—	The Huntington Funds.

“Underlying Funds”	—	Other portfolios of the Huntington Funds in which the Asset Allocation Funds invest.

HOW IS THE FUND ORGANIZED?

This SAI covers the Huntington Longer Duration Fixed Income Fund, which is a non-diversified portfolio of the Trust. The Trust was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the 1940 Act as an open-end management investment company. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Trust operates 38 separate series, or mutual funds, 27 retail portfolios and 11 variable annuity portfolios, each with its own investment objective and strategy. Separate Prospectuses and Statements of Additional Information offer the other 26 retail portfolios and the 11 variable annuity portfolios.

Much of the information contained in this SAI expands upon subjects discussed in the Fund’s Prospectus. No investment in units of beneficial interest (“Shares”) of the Fund should be made without first reading the Fund’s Prospectus.

The Board of Trustees (“Trustees”) has established four classes of Shares of the Funds. The Trust offers Class A Shares, Class C Shares, Trust Shares and Interfund Shares. Effective May 1, 2010, each of the Funds’ Institutional Shares were renamed Trust Shares. The Asset Allocation Funds offer Class A Shares only. Only the Huntington Money Market Fund offers Interfund Shares. The Income Generation Fund offers only Class C Shares and Trust Shares. As of June 29, 2010, the Class B Shares of each of the Huntington Funds were converted to Class A Shares of each respective Fund. As a result, Class B Shares are no longer offered by the Trust. The Huntington Longer Duration Fixed Income Fund offers only Trust Shares.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following types of securities for any purpose that is consistent with the Fund’s investment goal. Following is a table that indicates which types of securities are:

P = Principal investment of a Fund;

A = Acceptable (but not principal) investment of a Fund; or

N = Not an acceptable investment of a Fund.

Longer Duration Fixed Income Fund
Fixed Income Securities
Treasury Receipts	A
U.S. Treasury Obligations	A
U.S. Government Agency Securities	P
Bonds	P
Certificates of Deposit	A
Corporate Debt Securities	P
Commercial Paper	A
Demand Notes	A
Taxable Municipal Securities	A
Mortgage-backed Securities	A
Mortgage Dollar Rolls	A
Asset Backed Securities (Non-mortgage)	A
Zero Coupon Securities	A
Bankers’ Acceptances	A
Credit Enhancement	A
Investment Grade Securities	P
Convertible Securities	A
Money Market Instruments	A

Longer Duration Fixed Income Fund
Tax Exempt Securities
General Obligation Bonds	A
Revenue Bonds	A
Tax Exempt Commercial Paper	A
Tax Increment Financing Bonds	A
Municipal Notes	A
Variable Rate Instruments	A
Municipal Leases	A

Foreign Securities
Currency Exchange Transaction	N
Foreign Forward Currency Contracts	A
Foreign Bonds	A

Derivative Contracts
Options	A
Options on equities	A
Options on debt securities	A
Options on stock indices	A
Options on futures	A
Options on stock index futures	A
Options on currencies	A
Futures	A
Interest rate futures	A
Stock index futures	A
Foreign Currency Futures	A
Other commodity futures	A

Special Transactions
Repurchase Agreements	A
Reverse Repurchase Agreements	A
Delayed Delivery Transactions	A
Securities Lending	A
Illiquid Securities	A
Restricted Securities	A
Time Deposits	A
When-Issued Securities	A
Yankee Bonds	A
Investment Company Securities	A
Short Sales	N
Unit Investment Trusts	N

Equity Securities
Common Stocks	N
Preferred Stocks	A
Real Estate Investment Trusts	A
Warrants	A
Index-Based Securities/ETFs	A
Ultrashort ETFs	A
ETCFs	N

INVESTMENT PRACTICES

The Prospectus for the Fund discusses the principal investment strategies of the Fund. Below you will find more detail about the types of investments and investment practices permitted by the Fund, as noted in the preceding table, including those which are not part of the Fund’s principal investment strategy.

Adjustable Rate Notes and Variable and Floating Rate Instruments

The categories of Fixed Income Securities and Tax Exempt Securities may include “adjustable rate notes,” which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note’s market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note’s interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Variable or floating rate securities may have provisions that allow them to be tendered back to remarketing agents at par value plus accrued interest. Liquidity for these securities is provided by irrevocable letters of credit and stand-by purchase agreements. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or insured as to payment of principal and interest. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund’s limitation governing investments in “illiquid” securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund’s demand. See “INVESTMENT RESTRICTIONS” found on page 33 below.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Continental Depositary Receipts (CDRs) and Global Depositary Receipts (GDRs)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Asset-backed Securities (Non-mortgage)

Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Certificates of Deposit

For a discussion of Certificates of Deposit, please see the “Money Market Instruments” discussion in this section.

Commercial Paper

For a discussion of Commercial Paper, please see the “Money Market Instruments” discussion in this section.

Common Stock

Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”). See “INVESTMENT RATINGS” found on page 54 below for a description of these ratings.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Credit-Enhanced Securities

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, the Advisor evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the “credit enhancer”) rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

Defensive Investments

At times the Advisor may determine that conditions in securities markets may make pursuing a Fund’s principal investment strategies inconsistent with the best interests of the Fund’s shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund’s assets. In implementing these temporary “defensive” strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies. In the case of the Single State Funds, a Fund’s alternative strategies may give rise to income which is not exempt from federal or state taxes.

Demand Notes

For a discussion of Demand Notes, please see the “Money Market Instruments” discussion in this section.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund’s exposure to interest rate and currency risks, and may also expose a Fund to liquidity and leverage risks. Over-the-counter (“OTC”) contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

Equity Securities

Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

Exchange-Traded Funds (ETFs)/Index-Based Securities

The Funds may invest in ETFs or Index-based Securities as an efficient means of carrying out their investment strategies. Index-based securities, such as Standard & Poor’s Depositary Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), World Equity Benchmark Shares (“WEBS”), and Dow Jones DIAMONDS (“Diamonds”), are often interests in a unit investment trust (“UIT”) that may be obtained from the UIT or purchased in the secondary market. ETFs may be structured as a UIT, but may also be structured as an open-end mutual fund. As with index-based securities, ETFs sell their interests directly or the interests may be purchased in a secondary market. ETFs and index-based securities are traded on stock exchanges or on the over-the-counter market.

As with traditional mutual funds, ETFs and index-based securities charge asset-based fees, although these fees tend to be relatively low. ETFs and index-based securities do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell the shares.

A UIT will generally issue index-based securities in aggregations of 50,000 known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (Balancing Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit. ETFs structured as mutual funds also issue large Creation Units in exchange for a basket of securities in a proportion similar to the current holdings of the ETF and/or a cash payment.

ETFs and index-based securities are not individually redeemable, except upon termination of the UIT or mutual fund. To redeem, the portfolio must accumulate enough index-based securities to reconstitute a Creation Unit (large aggregations of a particular index-based security). The liquidity of small holdings of ETFs and index-based securities, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

Fixed Income Securities

Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Curren cy Options (also see “Options”)

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called “OTC options”), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See “Foreign Currency Transactions.” Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.

Foreign Currency Transactions and Foreign Exchange Contracts

Foreign currency transactions and foreign exchange contracts include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see “Forward Foreign Currency and Foreign Currency Futures Contracts”), and purchasing and selling options on foreign currencies (see “Foreign Currency Options”). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both “transaction hedging” and “position hedging.”

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to “lock in” the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”), such as the New York Mercantile Exchange.

Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both “transaction hedging” and “position hedging.” See “Foreign Currency Transactions.”

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin,” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund’s position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit.

Foreign Securities (including Emerging Markets)

Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Bonds and Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities and europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Investment in foreign securities is subject to a number of special risks.

Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund’s assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer. For additional information see “Foreign Currency Transactions.”

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

The Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund’s securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

Futures Contracts and Options on Futures Contracts

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a “long” position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a “short” position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund’s sale and purchase obligations under closed-out positions will be performed at the termination of the contract. Futures contracts are considered to be commodity contracts.

Futures and options on futures are regulated by the CFTC. The Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and, therefore, the Advisor is not currently subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. On February 9, 2012, the CFTC adopted amendments to its rules that, upon effectiveness, may affect the ability of the Advisor to continue to claim this exclusion with respect to its management of certain Funds. Each Fund would be limited in its ability to use futures or options on futures or engage in swaps transactions if the Advisor continued to claim the exclusion. If the Advisor were no longer able to claim the exclusion, the Advisor would likely become subject to registration and regulation as a commodity pool operator, or the Funds might be limited in the use of these transactions. The Funds and the Advisor are continuing to analyze the effect of these rule changes on the Funds.

Hedging by use of futures on debt securities seeks to establish more certainty than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a “short” position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its corresponding reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts on debt securities is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements, and, in addition, net option premiums received will be included as initial margin deposits. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund’s position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Index Futures Contracts and Options on Index Futures Contracts

A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor’s 100 Stock Index (S&P 100) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (NYSE). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the

Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund’s securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder’s option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.” A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund’s total assets.

Inflation-Protected Securities

Inflation-protected securities are fixed-income securities whose principal value or interest rate is adjusted periodically according to changes in a specific price index (such as the Consumer Price Index for All Urban Consumers). If the price index falls (deflation), the principal value or interest rate of the securities will be adjusted downward, and, consequently, the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as “TIPs,” are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum of 0%, and the principal value does not change.

Interests in Other Business Organizations

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or more general partners, by whom the business is conducted, and one or more limited partners who contribute capital to the partnership. Limited liability companies frequently consist of one or more managing members, by whom the business is conducted, and other members who contribute capital to the company. Limited partners and members of limited liability companies generally are not liable for the debts of the partnership beyond their capital contributions or commitments. Limited partners and non-managing members are not involved in the day-to-day management of the partnership or limited liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are involved in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (“MLP”) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Code.

Investment Company Securities

The Fund may invest in securities of other investment companies (“Acquired Funds”), including ETFs and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. A Fund’s shareholders indirectly bear the expenses of the Acquired Funds in which the Fund invests.

Except under exemptive rules or relief from the Securities and Exchange Commission (“SEC”), the Fund may not invest more than 10% of its total assets at any one time in the shares of other investment companies (funds), 5% of its total assets in the shares of any one investment company, or own more than 3% of the shares of any one investment company. When the Fund invests in the shares of other investment companies, investment advisory and other fees will apply, and the investment’s yield will be reduced accordingly. Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Equity Funds, Income Funds and Asset Allocation Funds may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M as described under “Taxes” section below.

Under normal market conditions, the Fund may invest its assets in index-based securities in order to achieve its investment objective. The Fund may also invest in index based ETFs that relate to real estate- or commodities-related business sectors. The shares of most index-based securities, including ETFs, are listed and traded on stock exchanges at market prices, although some shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with the Fund’s investment strategy. As with traditional investment companies, index-based securities charge asset-based fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell index-based securities.

Money Market Instruments

Except where otherwise noted, the Fund may, for temporary defensive or liquidity purposes, invest up to 100% of its assets in money market instruments.

Commercial Paper and Variable Amount Master Demand Notes

Consistent with its investment objective, policies, and restrictions, the Fund may invest in commercial paper (including commercial paper sold through private placements pursuant to Section 4(2) of the Securities Act of 1933) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Bank Obligations

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers’ acceptances, certificates of deposit, time deposits and similar securities.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers’ acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements).

Certificates of Dep osit and Time Deposits

Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

Issuing banks of obligations in which the Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

Demand Notes and Variable Rate Demand Notes

Demand notes and variable rate demand notes (“VRDNs”) are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days’ notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

The Fund may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Other money market instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers’ acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (for example, at least A by S&P or A by Moody’s) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (for example, obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

Money Market Mutual Funds

Except under limited circumstances or pursuant to exemptive relief from the SEC, the Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one fund, or own more than 3% of the shares of any one fund. When the Fund invests in the shares of other funds, investment advisory and other fees will apply, and the investment’s yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Equity Funds, Income Funds and Asset Allocation Funds may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M as described under the “Taxes” section found on page 50 below.

Mortgage Dollar Roll Transactions

A dollar roll transaction is a transaction through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value (“NAV”) if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund’s liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

Mortgage-related Securities

Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. “Ginnie Maes” are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA’s guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA’s guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA. FNMA is a government-sponsored organization. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

In September 2008, the U.S. Treasury announced that FNMA and FHLMC were placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. The conservatorship has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. The FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Further, the FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security’s effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

Mortgage Pass-through Securities

Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.

ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

Derivative Mortgage Securities

Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as “CMOs.” Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund’s investments due to a decline in interest rates.

Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

Stripped mortgage-backed securities (“SMBSs”) may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities. SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or “PO” class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or “IO” class). Therefore, the IO class generally increases in value as interest rates rise and decreases in value as interest rates fall, counter to the PO class and to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund’s inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the Advisor intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund’s portfolio, while continuing to pursue current income.

Municipal Securities

Municipal securities generally include debt obligations (bonds, notes or commercial paper) issued by or on behalf of any of the 50 states and their political subdivisions, agencies and public authorities. The interest paid on municipal securities generally is tax-exempt. Municipal securities are issued to obtain funds for various public purposes, including the construction of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations or to obtain funds for general operating expenses. Municipal leases are issued by a state or local government to acquire equipment or facilities, the obligations of which are typically secured by the leased equipment or facilities.

Obligations of Supranational Entities

For a discussion of Obligations of Supranational Entities, please see the “Foreign Securities” discussion in this section.

Options

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

The premium received from writing a put or call option, increases a Fund’s return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option’s exercise price regardless of any decline in the underlying security’s market price. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Those Funds that are authorized to write or purchase put and call options must cover such options.

The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor’s expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor’s expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

The effective use of options also depends on the Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to affect a closing transaction at any particular time or at an acceptable price.

A Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund’s ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events—such as volume in excess of trading or clearing capability—were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund’s use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust’s ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferre d Stock

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Such tax requirements limit a REIT’s ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller’s obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund’s interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

Reverse Repurcha se Agreements

The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund’s investment objective and fundamental investment restrictions; as a matter of non-fundamental policy, the Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund’s investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

Securities Lending

In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Fund. The Fund may each lend up to 33 1/3% of their total assets. Such loans must be fully collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily. Although the loan is fully collateralized, if the borrower defaults, the Fund could lose money.

While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Small Cap/Special Equity Situation Securities

The Fund may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a “special equity situation” may involve a significant change from a company’s past experiences, the uncertainties in the appraisal of the future value of the company’s equity securities and the risk of a possible decline in the value of the Fund’s investments are significant.

Tax-Exempt Securities

Tax-exempt securities are debt obligations the interest on which is, in the opinion of bond counsel for the issuing governmental entity or agency, excluded from gross income for federal income tax purposes. Examples of tax-exempt securities include fixed and floating or variable rate municipal obligations, tax-exempt notes, certificates of participation, trust and partnership interests in municipal obligations, tax-exempt commercial paper, stand-by commitments and private activity bonds.

Tax-exempt securities are issued to obtain monies for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which tax-exempt securities may be issued include refunding outstanding obligations, obtaining monies for general operating expenses and to lend to other public institutions and facilities. The two principal classifications of tax-exempt securities are general obligation and limited obligation (or revenue) securities. General obligation securities are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

Limited obligation securities are payable only from the revenues derived from a particular facility or class or facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Private activity bonds generally are limited obligation securities, the credit and quality of which are usually directly related to the credit of the private user of the facilities. Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

Tax-exempt notes and tax-exempt commercial paper are generally used to provide for short-term capital needs, seasonal working capital needs of municipalities or to provide interim construction financing, and generally have maturities of one year or less. Tax-exempt notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”) and bond anticipation notes (“BANs”). TANs are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. RANs are issued in expectation of receipt of other kinds of revenue, such as federal revenues or grants available under the federal revenue sharing programs. BANs are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

Private activity bonds (sometimes called “industrial development bonds”) may be issued by or on behalf of public authorities to obtain funds to support certain privately owned or operated facilities. Because dividends attributable to interest on such bonds may not be tax exempt, it may not be desirable for an investor to purchase shares of a Fund which invests in private activity bonds, if such investor is a “substantial user” of facilities which are financed by private activity bonds or industrial development bonds or a “related person” of such a substantial user.

Tax-exempt securities may be purchased through the acquisition of certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities. In such arrangements, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities must be exempt from federal income tax and applicable state income taxes to the same extent as interest on such tax-exempt securities, in the opinion of counsel to the initial seller of each such certificate or instrument.

Tax-exempt securities may also be acquired by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. Such participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. A Fund will have the right to sell the interest back to the bank or other financial institutions and draw on the letter of credit on demand, generally on seven days’ notice, for all or any part of the Fund’s participation interest in the par value of the municipal obligation plus accrued interest. The Advisor will generally exercise the demand on a letter of credit only under the following circumstances: (1) upon default of any of the terms of the documents of the municipal obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) in order to maintain a high quality investment portfolio. The selling bank may receive a fee in connection with the arrangement. Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest. A Fund which purchases a participation interest must receive an opinion of counsel or a ruling of the Internal Revenue Service stating that interest earned by it on the tax-exempt securities in which it holds such participation interest is excluded from gross income for federal regular income tax purposes and applicable state income taxes.

Prices and yields on tax-exempt securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the market for tax-exempt obligations, the size of a particular offering, and the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of tax-exempt securities. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their tax-exempt securities may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of tax-exempt securities in the same manner. Obligations of issuers of tax-exempt securities are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

The Code imposes certain continuing requirements on issuers of tax-exempt securities regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

Tax-Exempt Commercial Paper

Tax-Exempt Commercial Paper typically represents very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing. The obligations are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

Time Deposits

For a discussion of Time Deposits, please see the “Money Market Instruments” discussion in this section.

Treasury Receipts

For a discussion of Treasury Receipts, please see the “Money Market Instruments” discussion in this section.

Ultrashort Exchange Traded Funds

Ultrashort ETFs are exchange-traded funds which are designed to correspond to twice the inverse of the daily performance of an underlying index. Ultrashort ETFs invest in financial instruments (including derivatives) which the advisor to the Ultrashort ETF believes should, in combination, achieve such daily return characteristics.

Unit Investment Trusts

Unit Investment Trusts are a type of investment company, registered with the SEC under the 1940 Act, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Certain exchange traded funds are organized as unit investment trusts.

U.S. Government Securities

U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as bills, notes, and bonds of the U.S. Treasury, and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations are only supported by: the issuer’s right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. Government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities, not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal National Mortgage Association (“FNMA”), and Tennessee Valley Authority in support of such obligations.

In September 2008, the U.S. Treasury announced that FNMA and FHLMC were placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. The conservatorship has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. The FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Further, the FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

Other GSE securities are not backed by the full faith and credit of the U.S. Government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations

For a discussion of U.S. Treasury Obligations, please see the “U.S. Government Securities” discussion above.

U.S. Treasury Security Futures Contracts and Options

U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in the Fund’s portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. The Advisor will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

Warrants

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

When-issued and Delayed Delivery Transactions

When-issued and delayed delivery transactions are arrangements through which the Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund’s records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller’s failure to complete a transaction may cause the Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. The Advisor may choose to dispose of a commitment prior to settlement.

The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of the Fund’s assets.

Zero-coupon Securities

Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of the shares of the Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the “corpus”) of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately.

Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund’s principal risks are described in the Prospectus. Additional risk factors are outlined below.

Domestically Traded Foreign Securities Risk

Because the Fund may invest in domestically traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

Asset-Backed Securities Risk

Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Call Risk

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Class/Sector/Region Focus Risk

When the Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector or asset class, it is subject to increased risk. Performance will generally depend on the region’s performance, which may differ in direction and degree from that of the overall stock market. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on the Fund than it would on a fund that did not focus on the sector, asset class or region.

Counterpart y Risk

The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk

Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Currency Risk

Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Derivative and Hybrid Instruments Risk

The Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

When a derivative or other instrument is used as a hedge against an offsetting position that the Fund also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Fund uses a derivative security or other instrument for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative or other instrument and the risk that any loss generated by that derivative or other instrument will not be offset by a gain.

Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or this SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Equity Securities Risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of the Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Exchange-Traded Funds/Index-Based Securities Risk

An investment in an exchange-traded fund (ETF) or index-based security generally presents the same primary risks as an investment in a conventional fund (that is, one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF or index-based security can fluctuate up or down, and the Fund could lose money investing in an ETF or index-based security if the prices of the securities owned by the ETF or index-based security go down. In addition, ETFs and index-based securities may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s or index-based security’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s or index-based security’s shares may not develop or be maintained; or (iii) trading of an ETF’s or index-based security’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or by the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) that halt stock trading generally. See also “Ultrashort ETFs Risk” for further discussion on ETF Risk.

Extension Risk

Extension risk is the possibility that rising interest rates may cause prepayments on underlying obligations to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs Risk

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss or theft of its assets.

Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

Government Intervention and Extreme Volatility Risk

In the past, instability in the financial markets led the United States Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations could take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Reduced liquidity may also result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. If they arise, these issues may have an adverse effect on the Fund.

Hedging Risk

When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk

The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls, and may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Advisor will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Liquidity Risk

Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Manager Risk

The Advisor’s selection of securities for the Fund may cause the Fund to underperform similar funds or relevant benchmarks.

Market Risk

Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: The Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to those of mortgage-backed securities.

Non-Diversification Risk

When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. As is the case with respect to each of the Single State Funds, performance will generally depend on the region’s performance, which may differ in direction and degree from that of the overall stock market.

Prepayment Risk

Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Securities Linked to the Real Estate Market and REIT Risk

Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;

•	risks related to general and local economic conditions;

•	possible lack of availability of mortgage funds;

•	overbuilding;

•	extended vacancies of properties;

•	increased competition;

•	increases in property taxes and operating expenses;

•	change in zoning laws;

•	losses due to costs resulting from the clean-up of environmental problems;

•	liability to third parties for damages resulting from environmental problems;

•	casualty or condemnation losses;

•	limitations on rents;

•	changes in neighborhood values and the appeal of properties to tenants; and

•	changes in interest rates.

Therefore, for a Fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a Fund’s shares may change at different rates compared to the value of shares of a Fund with investments in a mix of different industries.

Securities of companies in the real estate industry include real estate investment trusts (“REITs”) including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Company Risk” for a discussion of the risks associated with investments in these companies.

Security-Specific Risk

Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

Small and Medium Size Company Risk

Companies that are small or unseasoned (that is, less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources and a small management group. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund’s investments to decrease if it needs to sell such securities when there are few interested buyers. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, the Advisor may not be aware of problems associated with the company issuing the security. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Ultrashort ETFs Risk

Ultrashort ETFs use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An Ultrashort ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Ultrashort ETF and the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying an Ultrashort ETF benchmark, including: (1) the risk that an instrument is mispriced; (2) credit or performance risk on the amount the Ultrashort ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the Ultrashort ETF will incur significant losses; (4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an Ultrashort ETF’s position in a particular financial instrument when desired.

Unrated Securities Risk

To the extent that the Fund invests in unrated securities, these securities may prove less liquid than rated securities as less information is available regarding the securities and a market may not exist for the securities at a given point in time.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of the Fund.

The Fund:

(1)	May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)	May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3)	May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4)	May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5)	May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6)	May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7)	May purchase securities of any issuer only when consistent with the maintenance of its status as a non-diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than its fundamental limitations. Any changes in the Fund’s non-fundamental limitations will be communicated to the Fund’s shareholders prior to effectiveness.

Note, the Fund will not invest more than 25% of its total assets in the securities of exchange-traded funds which concentrate (that is, invest more than 25% of their assets) in the same industry, provided that (i) through its investment in index-based securities, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in investment companies.

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. “Concentration” is generally interpreted under the 1940 Act to refer to an investment of more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits the Fund’s ability to borrow money, prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

Regulatory Compliance. The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

The following are non-fundamental policies of the Fund:

Longer Duration Fixed Income Fund*

•

under normal circumstances, the Longer Duration Fixed Income Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

*	The Fund will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

For purposes of such non-fundamental investment policy, the term “assets” includes the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by such Fund’s name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures). The Board of Trustees has adopted a policy to provide investors with at least 60 day’s notice prior to changes in the Fund’s 80% investment policy.

The following investment limitations are non-fundamental policies of the Fund:

(1)	The Fund will not invest more than 15% of net assets in illiquid securities.

(2)	In applying the concentration restriction: (a) the advisor uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry and (b) asset-backed securities will be classified according to the underlying assets securing such securities. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

The following investment limitation of the Longer Duration Fixed Income Fund is a non-fundamental policy. The Fund will not:

(1)	Invest in other funds in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

PORTFOLIO TURNOVER

The portfolio turnover rate of a fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Portfolio turnover generally involves some expense to a fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities. As this is the Fund’s first fiscal year, the portfolio turnover rate is not available.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

Trustees an d Officers

The following tables provide information about Independent Trustees, Interested Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee for the most recent fiscal year. Please note that the information consolidates and includes historical information from their service as Trustee or Officer of the Original Trusts. Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually. Each Trustee serves as Trustee for all 38 portfolios of The Huntington Funds.

As of April 2, 2012, the Trustees and officers as a group owned less than 1% of Shares of the Trust.

Interested Trustees Background and Compensation

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
B. Randolph Bateman* Age: 62 41 South High Street Columbus, OH TRUSTEE Began Serving: February 2008	Principal Occupations: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (May 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present). Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000). Other Directorships Held: Board Member, The Huntington Strategy Shares.	$0

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
Thomas J. Westerfield† Age: 56 TRUSTEE Began serving: January 2001	Principal Occupation: Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present). Previous Position: Of Counsel, Cors & Bassett LLC (law firm) (1993-2005). Other Directorships Held: Board Member, The Huntington Strategy Shares.	$57,500

*	B. Randolph Bateman has been deemed an Interested Trustee due to the positions he holds with The Huntington National Bank and its affiliates.
†	Thomas J. Westerfield may be deemed an Interested Trustee due to the position he holds with Dinsmore & Shohl LLP, which has provided legal services to Huntington.

Independent Trustees Background and Compensation

Name Age Positions Held with Trust Date Service Began	Principal Occupations During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
David S. Schoedinger* Age: 69 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: May 1990	Principal Occupation: Chairman of the Board and Funeral Director, Schoedinger Funeral Service (1965 to present); CEO, Schoedinger Financial Services, Inc. (1987 to present). Other Directorships Held: Board Member, The Huntington Strategy Shares.	$63,500

Tadd C. Seitz Age: 70 TRUSTEE Began serving: June 2006	Principal Occupation: Retired (July 1996-present); Board advisor and private investor (July 1996-present). Previous Positions: Chairman and Chief Executive Officer, The Scotts-Miracle Gro Company (June 1983-June 1996); Chief Operating Officer The Scotts Company (1982-1983); General Manager W. Atlee Burpee Company (1980-1982). Other Directorships Held: Board Member, The Huntington Strategy Shares; West Point Products, Shade Tree Systems and Cold Jet (both private companies) and Chairman of Central Benefits, a mutual insurance company.	$48,500

Mark D. Shary Age: 52 TRUSTEE Began serving: June 2006	Principal Occupations: Private investor (2007 to present). Previous Positions: Chief Executive Officer and President, BestTransport.com, Inc. (2003 to 2007); President, Bostech Corporation (2000 to 2002). Other Directorships Held: Board Member, The Huntington Strategy Shares.	$58,000

Name Age Positions Held with Trust Date Service Began	Principal Occupations During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
William H. Zimmer, III Age: 58 TRUSTEE Began serving: December 2006	Principal Occupation: Chief Executive Officer, Cintel Federal Credit Union, (January 2011 to present). Previous Positions: Consultant, WHZIII, LLC (March 2009 to January 2011), Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003). Other Directorships Held: Board Member, The Huntington Strategy Shares.	$48,500

Eddie R. Munson Age: 62 TRUSTEE Began serving: June 2012	Principal Occupation: Retired (September 2006 to present). Previous Positions: Certified Public Accountant, KPMG LLP, (June 1972 to September 2006). Other Directorships Held: Board Member, Bearingpoint (June 2008 to January 2011); Board Member, United American Healthcare (September 2006 to June 2008); Board Member, Caraco (June 2011 to December 2011).	$0

*	David S. Schoedinger became Chairman of the Funds on April 30, 2003.

OFFICERS*

Name Age Positions Held with Trust Address Date Service Began	Principal Occupation(s) and Previous Positions
B. Randolph Bateman Age: 62 PRESIDENT 41 South High Street Columbus, OH 43215 Began Serving: September 2005

Principal Occupations: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (May 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present).

Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000).

R. Jeffrey Young Age: 46 CHIEF EXECUTIVE OFFICER 2960 N. Meridian St., Ste. 300 Indianapolis, IN 46208 Began Serving: February 2010

Principal Occupations: Senior Vice President, HASI (formerly, Unified Fund Services, Inc.) (January 2010 to present); Chairman of the Board, Valued Advisers Trust (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (January 2010 to present); President and Chief Executive Officer, Dreman Contrarian Funds (March 2011 to present).

Previous Positions: Independent Chair, Valued Advisers Trust (August 2008-Janaury 2010); Managing Director, Chief Operating Officer, WealthStone (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

Matthew J. Miller Age: 34 VICE PRESIDENT 2960 N. Meridian St., Ste 300 Indianapolis, IN 46208 Began Serving: February 2010

Principal Occupation: Vice President, Relationship Management, HASI (formerly, Unified Fund Services, Inc.) (2008 to present).

Previous Position: Vice President, Transfer Agency Operations, HASI (formerly, Unified Fund Services, Inc.) (2002 to 2008).

Name Age Positions Held with Trust Address Date Service Began	Principal Occupation(s) and Previous Positions
David R. Carson Age: 53 CHIEF COMPLIANCE OFFICER And ANTI-MONEY LAUNDERING OFFICER 3805 Edwards Road Cincinnati, OH 45209 Began Serving: September 2005

Principal Occupations: Chief Compliance Officer and Anti-Money Laundering Officer of The Huntington Funds (September 2005 to present).

Previous Positions: Treasurer and Assistant Treasurer of The Huntington Funds, Huntington Asset Advisors, Inc. (February 2002 to February 2005); Vice President and Private Financial Capital Group Marketing Manager, The Huntington National Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February 2001).

Robert Silva Age: 44 TREASURER 2960 N. Meridian St., Ste 300 Indianapolis, IN 46208 Began Serving: November 2010

Principal Occupations: Vice President, Financial Administration, HASI (September 2010 to present); Treasurer, Dreman Contrarian Funds (March 2011-present).

Previous Positions: Senior Vice President, Citi Fund Services, Ohio, Inc. (September 2007 to September 2010); Assistant Vice President, Citizens Advisers, Inc. (May 2002 to August 2007).

Jay S. Fitton Age: 42 SECRETARY 3805 Edwards Road Cincinnati, OH 45209 Began Serving: February 2012

Principal Occupations: Vice President, Legal Administration, HASI (November 2011 to present).

Previous Positions: Vice President and Senior Counsel, J.P. Morgan (April 2007 to November 2011); Vice President and Senior Counsel, Integrated Fund Services (May 2000 to April 2007).

*	Officers do not receive any compensation from the Trust, except that David R. Carson received compensation from the Trust of $131,250 for the fiscal year ended December 31, 2011 for serving as the Trust’s Chief Compliance Officer during that period.

COMMITTEES OF THE BOARD OF TRUSTEES

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Audit	David S. Schoedinger Tadd C. Seitz Mark D. Shary (Chairman) William H. Zimmer, III	The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent auditors and the full Board of Trustees. The Audit Committee also serves as the Qualified Legal Compliance Committee.	2

Compliance	Thomas J. Westerfield (Chairman) David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Compliance Committee is to oversee the Trust’s compliance with the legal and regulatory requirements of the Trust’s operations, including compliance with securities laws and regulations.	4

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	David S. Schoedinger (Chairman) Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Nominating Committee is to nominate a person or persons to serve as a member of the Board of Trustees. The Nominating Committee will consider nominees recommended by Shareholders. The Nominating Committee shall be comprised of all Independent Trustees. Recommendations should be submitted to the Nominating Committee in care of The Huntington Funds.	0

Special Proxy Voting	David S. Schoedinger Tadd C. Seitz Mark D. Shary William H. Zimmer, III	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust’s Advisor.	0

TRUSTEES OWNERSHIP OF SHARES IN THE FUND AND IN THE HUNTINGTON FUNDS

AS OF DECEMBER 31, 2011

(1) Name of Trustee	(2) Dollar Range of Shares Owned in the Fund	(3) Dollar Range of Shares Owned in The Huntington Funds
David S. Schoedinger	None	over $ 100,000
Thomas J. Westerfield	None	over $ 100,000
Tadd C. Seitz	None	over $ 100,000
Mark D. Shary	None	$ 50,000-$100,000
William H. Zimmer, III	None	$ over $100,000
B. Randolph Bateman	None	$ 50,000-$100,000
Eddie R. Munson	None	None

Qualifications and Experience of the Trustees

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. The current members of the Board have joined the Board at different points in time since 1990. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; (3) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (4) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information set forth in the table above, the following sets forth additional information about the qualifications and experience of each of the Trustees that lead to the conclusion that each Trustee should serve as Trustee of the Trust.

B. Randolph Bateman

Mr. Bateman’s experience includes over twenty years in the banking and financial services industries. Mr. Bateman currently serves as the president of the Trust and as president and chief investment officer of Huntington Asset Advisors, Inc., the investment adviser to the Trust. These roles provide him with a comprehensive understanding of the Trust’s operations and investments.

David S. Schoedinger

Mr. Schoedinger’s experience as the chairman and chief executive officer of a private company and president of an insurance agency provides him an extensive knowledge of investment, operational, management and corporate governance issues. As chairman and chief executive officer, Mr. Schoedinger managed all of the investing for the company’s defined benefit plan until 2009.

Mr. Schoedinger has also served on the boards of two private companies and as past president for several industry organizations. In addition, his over twenty years as an Independent Trustee of the Trust have given him an extensive understanding of the Trust’s operations.

Tadd C. Seitz

Mr. Seitz’s experience includes over twenty-five years of corporate service as the chairman and chief executive officer of a public company, as well as extensive experience serving on the boards of a variety of business entities. Mr. Seitz’s board experience includes several public and private companies, including an insurance company, and several non-profit entities. This experience provides Mr. Seitz with extensive knowledge of management, financial, marketing, corporate governance and investment issues. In addition, his five years as an Independent Trustee of the Trust have given him a strong understanding of the Trust’s operations.

Mark D. Shary

Mr. Shary’s experience includes over twenty years of corporate executive and accounting experience, including service as the chief financial officer of a publicly traded company and the chief executive officer of two companies. Mr. Shary is a Certified Public Accountant and has served in the financial services and investment company-related practices of a global accounting firm. Mr. Shary has also served on the boards of public and private companies, as well as non-profit entities. This experience provides Mr. Shary with extensive knowledge of management, financial reporting and corporate governance issues. In addition, his five years as an Independent Trustee of the Trust have given him a strong understanding of the Trust’s operations.

Thomas J. Westerfield

Mr. Westerfield’s experience includes serving as a corporate lawyer advising on corporate and mutual fund issues since 1981. Mr. Westerfield has also served on the boards of private companies, including a real estate development company. His legal background and board experience provides him with extensive knowledge of regulatory, business, financial reporting and corporate governance issues. In addition, his twelve years of service as a Trustee of the Trust have given him an extensive understanding of the Trust’s operations.

William H. Zimmer III

Mr. Zimmer has over twenty years of corporate and financial industry experience, including service as a chief financial officer of a publicly traded company, assistant treasurer of a multinational corporation, secretary-treasurer of a large NYSE firm, and a manager of global treasury operations for a large bank. Mr. Zimmer also has experience serving on the boards of mutual funds and large companies. This experience provides him with an extensive knowledge of management, financial reporting, operational and corporate governance issues. In addition, his five years as an Independent Trustee of the Trust have given him a strong understanding of the Trust’s operations.

Eddie R. Munson

Mr. Munson has extensive corporate and financial industry experience, including service as a Certified Public Accountant for 34 years. In addition, Mr. Munson has served on the Boards of several companies including, an international business consulting firm, a healthcare management company and a pharmaceutical developer and manufacturer. This experience provides him with an extensive knowledge of management, financial reporting, operational and corporate governance issues. Mr. Munson is the newest member of the Board and is an Independent Trustee.

Board Structure

The Board of Trustees is responsible for overseeing the management and operations of the Trust. The Board consists of five Independent Trustees and two Trustees who are interested persons of the Trust. The Chairperson of the Trust, David Schoedinger, is an Independent Trustee.

The Board of Trustees has four standing committees: Audit Committee, Compliance Committee, Nominating Committee and Special Proxy Voting Committee. The Audit Committee and Nominating Committee are chaired by Independent Trustees. Through the Audit, Compliance,

Nominating and Special Proxy Voting Committees, the Independent Trustees consider and address important matters involving the Trust, including those presenting conflicts or potential conflicts of interest for Trust management. The Board holds four regular meetings each year to consider and address matters involving the Funds. The Board also may hold special meetings to address matters arising between regular meetings. In addition, the Independent Trustees regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in-person or by telephone.

The Board reviews its structure regularly and believes that its leadership structure, including having a super-majority of Independent Trustees, coupled with an Independent Chairperson, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board of Trustees also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs. The Fund is subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. The Fund, the Advisor and other service providers to the Trust have implemented various processes, procedures and controls to identify risks to the Fund, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur. Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Trustees exercises oversight of the risk management process through the Audit Committee and the Compliance Committee, and through oversight by the Board itself. In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Fund, the Board of Trustees requires management of the Advisor and the Trust, including the Trust’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the Trust’s CCO, including outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives a quarterly report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Fund, including its investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Fund’s securities. The Board also receives reports from the Trust’s primary service providers regarding their operations as they relate to the Fund.

Invest ment Advisor

Huntington Asset Advisors, Inc. (the “Advisor”) has served as investment advisor to the Trust since its creation on May 12, 2001, as part of a reorganization of the investment advisory services of Huntington Bank. The Advisor is a separate, wholly owned subsidiary of Huntington Bank.

Huntington Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”). With over $54 billion in assets as of December 31, 2011, HBI is a Maryland corporation and major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreements between the Trust and Advisor (“Investment Advisory Agreements”), the Advisor, at its expense, furnishes a continuous investment program for the Fund and makes investment decisions on its behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust’s Declaration of Trust and By-laws, and to the 1940 Act. In addition, the Advisor makes decisions consistent with the Fund’s investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish. Under the Investment Advisory Agreements, the Advisor may delegate to another investment adviser the responsibility of investing the Fund’s assets subject to the supervision of the Advisor and the Board.

The Investment Advisory Agreements provide that the Advisor shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory Agreements may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees or by the shareholders of the Fund upon 60 days’ written notice, or by the Advisor on 90 days’ written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the Fund. The Investment Advisory Agreements also terminate without payment of any penalty in the event of their assignment.

The Investment Advisory Agreements provide for an initial term of two years. Thereafter, the Investment Advisory Agreements will continue in effect from year to year only so long as such continuance is approved at least annually with respect to the Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not “interested persons” of Huntington, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor may from time to time agree to voluntarily reduce its advisory fee. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor’s advisory fee will lower the Fund’s expenses, and thus increase the Fund’s yield and total return, during the period such voluntary reductions are in effect.

From time to time, the Advisor may use a portion of its reasonable resources and profits to pay for certain administrative services provided by financial institutions for Shares of the Funds.

Because of the internal controls maintained by the Advisor to restrict the flow of non-public information, the Fund’s investments are typically made without any knowledge of the Advisor’s or its affiliates’ lending relationships with an issuer.

Portfolio Ma nager Information

Unless otherwise noted, the following information about the Fund’s Portfolio Manager is provided as of the end of the Fund’s most recently completed fiscal year and none of the other Accounts described below has an advisory fee that is based on the performance of the account.

Longer Duration Fixed Income Fund

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3 funds/$497,153,000
Other Pooled Investment Vehicles	None
Other Accounts	22 accounts/$64,272,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Mr. Mentzer is paid a fixed base salary and is eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on experience and performance, and is reviewed annually. The cash incentive is part of the 2012 Trust Incentive Plan (“TIP”). The TIP has several quarterly award components which are as follows:

•	The new business component of the quarterly incentive is calculated and paid based on generation of first year fees for new business sales for the quarter.

•

The quarterly award is allocated based on two components that make up the final incentive pool. The first component is based on a percentage of the Fund Manager’s quarterly base salary, and is based on the assigned Fund’s Lipper ranking for the calendar quarter. In addition, the pool is also funded based on the retail growth of its respective Fund, and the final pool is then adjusted for performance and cross-sales of other Huntington products.

•

Additionally, Fund Managers are eligible for a quarterly incentive under the Managed Asset Program (“MAPS”), which is a specific number of basis points on any new assets managed under their assigned specialty area in the MAPS program. Mr. Mentzer’s specialty area is Special Yield.

•

Additionally, Fund Managers are responsible for researching and making buy, hold and sell recommendations for individually-assigned industries. Based on the Advisor’s Chief Investment Officer’s and the Director of Research’s assessment, and at their discretion, the Fund Manager may be awarded an incentive of a certain percentage of his or her quarterly base salary based on a comparison of the performance of a selected group of that Fund Manager’s recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion. This is not applicable to Mr. Mentzer.

Mr. Mentzer is eligible for an annual award of stock options and/or restricted stock units of Huntington Bank’s holding company stock, the amount of which is recommended by the Fund Manager’s manager and approved by the Chief Executive Officer and Compensation Committee of the holding company. Mr. Mentzer is eligible, but has not elected, to participate in a deferred compensation program.

Advisor Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for portfolio managers to devote more attention to those accounts that pay high advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. All individual trust accounts are reviewed at least annually to assure that investment decisions are consistent with the stated objectives and investment strategy of the trust, with legal and regulatory limitations, and with the current fundamental strategy of the Advisor.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with its applicable Code of Ethics. Finally, the Advisor has structured its portfolio manager’s compensation in a manner, and the Fund has adopted policies and procedures reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under rule 206(4)-6 of the Advisers Act (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Fund’s portfolios. The Advisor’s proxy voting policies are set forth below, and shall govern its voting of such proxies.

I. Policy

It is the policy of Huntington Asset Advisors (“Advisor”) to vote proxies associated with securities held by the Huntington Funds in the best interest of the shareholders of the Huntington Funds (the “Funds”), and to vote proxies associated with other customers in the best interest of those customers. The Advisor will employ an independent third party (currently ISS) to (i) research all proxies for which the Advisor has authority to vote (except, as described below, for proxy votes which pertain to the Funds or which are required to be voted in a particular manner under applicable law), (ii) to recommend a vote according to the guidelines published by the independent third party and/or according the these Policies, and (iii) to cast a vote consistent with the recommendation of the independent third party (unless the Special Proxy Voting Committee overrides the recommendation of the independent third party), or as required by applicable law (as described below). Proxy voting matters which pertain to the Funds for which a vote has already been cast by the Board of Trustees of the Funds, will be cast according to the vote of the independent Trustees of the Board of Trustees of the Funds.

Certain Funds may be required to vote proxies in a manner specified under the Investment Company Act of 1940 (the “1940 Act”). In particular, a Fund that relies on Section 12(d)(1)(F) of the 1940 Act to invest in the securities of other investment companies must vote its shares in an underlying investment company in accordance with Section 12(d)(1)(E) of the 1940 Act. Additionally, Affiliated Funds of Funds that rely on Section 12(d)(1)(G) have the potential to present unique conflicts of interest in proxy voting. Therefore, with respect to those Funds that rely on Section 12(d)(1)(F), and with respect to the Affiliated Funds of Funds that rely on Section 12(d)(1)(G), the Advisor and the independent third party will have no discretion in voting proxies and the Advisor will instruct the independent third party to vote those Funds’ proxies on underlying investment companies in the same proportion as the vote of all other holders of such securities (commonly referred to as “echo” or “mirror” voting).

The President of the Advisor will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with, as applicable: (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer, to the Special Proxy Voting Committee, any proxy vote related to holdings of the Funds that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

II. Committees

1.	Proxy Review Committee

a.	The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable: (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

b.	The Proxy Review Committee will report, to the President of the Advisor, on a quarterly basis the results of its monitoring activities. Any votes that appear inconsistent with these Policies will be reported to the Advisor immediately.

c.	The Proxy Review Committee will provide the Special Proxy Voting Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.

d.	The President of the Advisor will appoint the members of the Proxy Review Committee.

2.	Special Proxy Voting Committee

a.	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds’ Advisor.

b.	The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds.

c.	The Special Proxy Voting Committee will conduct its activities according to the Special Proxy Voting Committee Charter.

III. Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds’ best interest and are not affected by the Advisor’s conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party’s pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. If, for any reason, the third party makes no recommendation about a particular issue, the Special Proxy Voting Committee will attempt to cast a vote according to the most reasonably applicable pre-determined policy. For proxy votes on issues held by the Funds for which the Advisor overrides the recommendation of the independent third party, or for which no recommendation is made by the third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

IV. Guidelines

The Advisor has adopted ISS’s proxy voting guidelines, as they may be amended by ISS from time to time, to further the interest of the Funds’ shareholders with respect to proxy voting matters. A current summary of the pre-determined proxy voting guidelines adopted by ISS can be found at www.issgovernance.com. The Proxy Review Committee will review the ISS proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to the Advisor’s Investment Policy Committee and the Chief Compliance Officer of the Funds.

V. Recordkeeping

In accordance with Rule 204-2, under the Advisers Act, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC’s EDGAR system (instead of keeping its own copies), as well as proxy statements and records of its votes cast that are maintained with an independent third party such as ISS, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Proxy Voting Report

A report on “Form N-PX” of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available without charge through The Huntington Funds’ website. Go to www.huntingtonfunds.com; select “Fund Shareholders” then use the link to “Proxy Voting Record” and select a Fund. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The disclosure policy of the Funds and the Advisor generally prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to all other investors. Employees of the Advisor, the Subadvisor or their affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for certain personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or in the Appendix to this SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are Lipper, Morningstar and Standard & Poor’s, Inc., who receive a full portfolio holdings listing each month. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. The Advisor may also disclose nonpublic portfolio holdings information of the Funds no less often than monthly to Abel/Noser Corp., Bloomberg, Bonds Direct, Bondedge, Citigroup Global Markets Inc., InvestEdge, Investment Company Institute, Investment Scorecard, Inc., KeyBanc Capital Markets (McDonald Inc.), Mesirow Financial Inc., McGraw-Hill, RBC Dain Rauscher Inc., HASI, Vickers and Wilshire Associates, Inc., so that they can provide the Advisor with portfolio and trading analysis and comparative information based on proprietary modeling software to assist the Advisor in its investment management process. The Fund may provide portfolio holdings information to certain legal firms that monitor potential securities settlements or litigation. These firms are Berger & Montague, P.C., Bernstein Litowitz Berger & Grossman LLP, Chimicles & Tikellis LLP, Grant & Eisenhofer P.A., and Robbins Geller Rudman & Dowd LLP.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Advisor’s Chief Compliance Officer and the authorization of the Funds’ Chief Executive Officer or Chief Financial Officer. Approval to furnish nonpublic portfolio holdings information to a third party will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews periodically and at least annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

Portfolio Transactions

The Advisor may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions for the Fund and other clients of the Advisor are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold by the Advisor for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of the Advisor on the same day. To the extent that multiple clients are purchasing or sell a specific security at the same time, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, Huntington Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor places all orders for the purchase and sale of portfolio securities for the Fund and buys and sells securities for the Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for the Fund the best price and execution available. In seeking the best price and execution, the Advisor having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for their clients. Consistent with this practice, the Advisor may receive research, statistical, and quotation services from many broker-dealers with which it places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Fund. The fee paid by the Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreement, the Advisor may cause the Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor’s authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

CODE OF ETHICS

Each of the Trust, the Advisor, and the Distributor maintains a Code of Ethics which permits the Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest. Although they do permit these persons to trade in securities, including those in which the Fund may invest, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust’s Registration Statement.

Expenses

The Trust’s service providers bear all expenses in connection with the performance of their respective services, except that the Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of the Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund’s Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders and Trustee reports and meetings and any extraordinary expenses.

Distributor

Unified Financial Securities, Inc. (“Distributor”) is the Fund’s Distributor.

The Distributor offers Shares on a continuous, best-efforts basis and markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. From time to time, the Distributor, may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Fund. The Distributor is a wholly-owned subsidiary of HBI and an affiliate of HASI.

SHAREHOLDER SERVICES

The Fund may pay a shareholder servicing fee of up to 0.25% of its average daily net assets to financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay their fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services fees that a Fund may pay to financial intermediaries, the Distributor, the Advisor and their affiliates may pay out of their own resources and reasonable profits amounts (including items of material value) to certain financial intermediaries. While Financial Industry Regulatory Authority (“FINRA”) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and its affiliates may pay out of their own resources and reasonable profits. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to a financial intermediary.

SUPPLEMENTAL PAYMENTS

Financial intermediaries may be paid fees out of the assets of the Distributor, the Advisor and their affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments

The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries’ mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

Custodians

The Huntington National Bank currently serves as custodian for the Fund. For its custody services, the Huntington National Bank receives an annual maximum fee of 0.026% calculated on the domestic assets in the Fund as of the last day of each month, plus out of pocket expenses. It also receives an annual surcharge of 0.005 of 1.00% calculated on the net non-domestic assets of the Fund as of the last day of each month.

Brown Brothers Harriman & Co. serves as sub-custodian for the Fund’s foreign assets.

Transfer Agent and Dividend Disbursing Agent

HASI, Indianapolis, IN, a wholly-owned subsidiary of HBI, serves as the transfer agent and dividend disbursing agent for the Trust.

Independent Registered Public Accounting Firm

[                    ] is the independent registered public accounting firm for the Trust.

Legal Counsel

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, DC 20006, is counsel to the Trust and Independent Trustees and will pass upon the legality of the Shares offered hereby.

FEES PAID BY THE FUND FOR SERVICES

Longer Duration Fixed Income Fund*
For the fiscal years ended December 31,
	2012	2011	2010
Advisory Fee Paid	$	N/A	N/A
Advisory Fee Waived	$	N/A	N/A
Administrative Fee Paid	$	N/A	N/A
Financial Administration Fee Paid	$	N/A	N/A
Financial Administration Fee Waived	$	N/A	N/A
Brokerage Commissions Paid	$	N/A	N/A

*	No information is available for the Longer Duration Fixed Income Fund, which commenced operations as of September 19, 2012.

A discussion regarding the basis for the Board of Trustees approving any investment advisory contract of the Fund is available with the Fund’s Annual or Semi-Annual Report to Shareholders, as applicable, covering the period covered by the relevant Annual or Semi-Annual Report.

PRINCIPAL HOLDERS OF SECURITIES

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of the Fund. The Advisor is a wholly owned subsidiary of Huntington Bank. Huntington Bank, a national banking association, is a direct wholly-owned subsidiary of HBI, a bank holding company organized under the laws of Maryland. By virtue of the Advisor’s affiliation with Huntington Bank, the Advisor may be deemed to control the Fund.

As of [            ], 2012, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Fund Share Class	Shareholder Name Address	Shares Owned	Percentage Owned
Trust Class				%

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of Shareholders.

SHAREHOLDER RIGHTS

The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest, representing interests in separate portfolios of securities. The Shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established four classes of Shares, known as Class A Shares, Class C Shares, Trust Shares, and Interfund Shares. Interfund Shares are offered only by the Money Market Funds. Class A Shares, Class C Shares, Trust Shares, and Interfund Shares of a series are fully transferable. Each class is entitled to dividends from the respective class assets of the Fund as declared by the Trustees, and if the Trust (or the Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

All shareholders are entitled to one vote for each Share held on the record date for any action requiring a vote by the shareholders and a proportionate fractional vote for each fractional Share held. Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of the Fund or class, or (ii) only holders of Class A Shares and Class C Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, a Trustee may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, a Trustee may continue to hold office and may appoint successor Trustees.

Shareholder inquiries regarding the Funds should be directed to the Trust, c/o Huntington Asset Services, Inc., P.O. Box 6110, Indianapolis, IN 46206-6110.

Additional Information on Purchases, Exchanges and Redemptions

Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by or on behalf of Huntington or its affiliates or correspondent banks as well as similar customers of third party financial institutions. Individuals who receive Trust Shares as a result of a Trust distribution or similar transaction or by operation of law, will be permitted to retain such Shares, but may not purchase additional Trust Shares, except by means of the reinvestment of dividends or distributions. Exchanges of Trust Shares, if permitted by the account agreement, as well as redemptions of Trust Shares, are made by contacting the Trust.

Telephone purchase, exchange or redemption requests may be recorded and will be binding upon an investor. Use of the telephone for exchanges or redemptions involves the possible risk of loss, since anyone providing the required information may be able to use the service without the shareholder’s permission. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In times of extreme economic or market conditions, shareholders may have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. Only New Technology Medallion imprints will be accepted as signature guarantees.

Other Purchase Information

Purchases of all classes of Shares are made at NAV. All purchases are subject to minimum purchase requirements, but these requirements may be waived by the Distributor.

If at any time the right to purchase Shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional Shares and have dividends reinvested.

Payment in Kind. In addition to payment by check, Shares of the Fund may be purchased by customers of the Advisor in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Huntington at (800) 253-0412 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Huntington will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose Shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review. Securities which have been accepted by the Fund must be delivered within five days following acceptance.

Securities accepted by the Fund are valued in the manner and on the days described in the section entitled “Determination of Net Asset Value” as of 4:00 p.m. (Eastern Time).

The value of the securities to be exchanged and of the Shares of the Fund may be higher or lower on the day Fund Shares are offered than on the date of receipt by Huntington of the written description of the securities to be exchanged. The basis of the exchange of such securities for Shares of the Fund will depend on the value of the securities and the NAV of Fund Shares next determined following acceptance on the day Fund Shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.

A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go “ex” (the interval between the announcement and the payments of the next dividend or right) after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.

Other Exchange Information

Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a New Technology Medallion Signature Guarantee.

Unless otherwise specified in writing, the existing registration and reinvestment options relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for Shares purchased by check until the check has cleared.

Other Redemption Information

Redemptions of all classes of Shares are made at NAV.

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a New Technology Medallion Signature Guarantee) to the Trust, P.O. Box 6110, Indianapolis, IN 46206-6110.

Proceeds from the redemption of Shares purchased by check will not be available until the check has cleared.

Redemption in kind. Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund’s Trustees deem fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

DETERMINATION OF NET ASSET VALUE

NAV is calculated as of the close of the NYSE every Monday through Friday that the NYSE is open.

TAXES

Federal Income Taxation

The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a “RIC”) under Subchapter M of the Code. Qualification as a RIC requires, among other things, that the Fund:

(i)	derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sales or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and

(ii)	diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a RIC, the Fund will not be subject to federal income tax on its “net investment income” (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and “net capital gain” (the excess of the Fund’s net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes at least 90% of the sum of its investment company taxable income for such taxable year and its net tax-exempt interest income for such taxable year. However, a Fund will be subject to federal corporate income tax (currently at a maximum rate of 35%) on any undistributed income other than tax-exempt income from Municipal Obligations and to alternative minimum tax (currently at a maximum rate of 20% for corporations such as the Fund) on alternative minimum taxable income.

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year (and were to fail, or were not eligible, to take advantage of certain remedial provisions), the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending December 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts.

A dividend paid to shareholders by the Fund in January is generally deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund distributions. Distributions from the Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund’s investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held by a Fund for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the Shares in the Fund. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the Dividend Reinvestment Plan. Any gain resulting from the sale or exchange of Fund Shares generally will be taxable as capital gains. Long-term capital gain rates have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—through December 31, 2012. For taxable years beginning on or before December 31, 2012, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gains. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. Generally, dividends paid by REITs do not qualify for the lower tax rates that apply to certain other “qualified investment income.” A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level): (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the Unites States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s Shares. Only qualified dividend income received by the Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

Due to certain of the Fund’s hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than the Fund’s net tax exempt and taxable income. If the Fund distributes amounts in excess of the Fund’s “earnings and profits” (which provide a measure of a Fund’s dividend paying capacity for tax purposes), such excess distributions to shareholders will be treated as a return of capital to the extent of a shareholder’s basis in his or her Shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder but has the effect of reducing the shareholder’s basis in the relevant Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by a shareholder of his or her Shares. Dividends and distributions on the Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed.

Exempt-interest dividends. The Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal AMT purposes and for state and local purposes (see below). If the Fund intends to pay only exempt-interest dividends, the Fund may be limited in its ability to engage in such taxable transactions as forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity bonds and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such bonds or who are “related persons” of such substantial users (within the meaning of Section 147(a) of the Code). Recipients of certain Social Security and Railroad Retirement benefits may have to take into account exempt-interest dividends from the Fund in determining the taxability of such benefits. Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Fund. The Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund’s fiscal year end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period covered by the distribution. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority, except as otherwise provided herein (see below). You are advised to consult with your tax advisor about state and local tax matters.

Hedging transactions. Certain investment and hedging activities of the Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules (including sale, mark-to-market, straddle, wash sale and short-sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the Fund’s income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income in less than its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Foreign currency-denominated securities and related hedging transactions. The Fund’s transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Tax Credit. If more than 50% of the Fund’s assets at year end consists of the stock or securities in foreign corporations, that Fund would qualify for and intends to make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). A shareholder’s ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 31-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by a Fund in “passive foreign investment companies” could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing Fund.”

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund’s investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

Sale or redemption of Shares. The sale, exchange or redemption of the Fund’s Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund’s Shares will be treated as short-term capital gain or loss. However, if a shareholder sells Shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such Shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of a Fund’s Shares will be disallowed if other Shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

Backup Withholding. In general, the Fund is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of Share sales, exchanges, or redemptions made by and taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2012. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

Securities issued or purchased at a discount. The Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Unrelated Business Taxable Income. Under current law, the Fund generally serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) a Fund invests in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”); or (2) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will pay an excise tax equal to the amount of that UBTI.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of Shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS AND DISTRIBUTIONS

The Fund will declare and distribute dividends from net investment income of each class of Shares, if any, monthly, and will distribute its net realized capital gains, with respective to each class of Shares, if any, at least annually.

PERFORMANCE INFORMATION

From time to time the Trust may advertise the performance of the Fund. All data is based on past performance and is not intended to indicate future results. Generally, the Fund will advertise average annual total returns.

In accordance with SEC guidelines, the average annual total return for each class of Shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

P(1 + T)n = ERV

In accordance with SEC guidelines, the yield for each class of Shares of the Fund is computed by dividing the net investment income per Share earned during the period by the maximum offering price per Share on the last day of the period, according to the following formula:

a - b

Yield = 2[( — +1 )6 - 1]

cd

Where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

In accordance with SEC guidelines, the tax-equivalent yield for each class of the Fund is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

FINANCIAL STATEMENTS

[TO BE INSERTED]

INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody’s, S&P, Fitch, and A.M. Best. Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.

A.M. BEST LONG-TERM DEBT RATINGS

An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaa—Exceptional. Assigned to issues where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa—Very Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a—Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb—Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from “aa” to “ccc” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category. A company’s Long-Term Credit Rating also may be assigned an Under Review modifier (“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to A.M. Best’s interactive rating process.

MOODY’S LONG-TERM DEBT RATINGS

Aaa— Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A—Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR—Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody’s with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)—The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody’s.

NR(2)—The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody’s.

NR(3)—The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody’s.

S&P LONG-TERM DEBT RATING DEFINITIONS

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B—Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

FITCH LONG-TERM DEBT RATING DEFINITIONS

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B—Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

MOODY’S COMMERCIAL PAPER RATINGS

Prime-1—Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2— Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH SHORT-TERM DEBT RATING DEFINITIONS

F-1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F-2— Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

MOODY’S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody’s short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1—This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2—This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

A.M. BEST LONG-TERM DEBT RATINGS

An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaa—Exceptional. Assigned to issues where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa—Very Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a—Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb—Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb—Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.

b—Very Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc, cc, c—Extremely Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d—In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “ccc” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category. A company’s Long-Term Credit Rating also may be assigned an Under Review modifier (“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to A.M. Best’s interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS

An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ —Strongest. Assigned to issues where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1 —Outstanding. Assigned to issues where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 —Satisfactory. Assigned to issues where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 —Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 —Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d—In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company’s Short-Term Credit Rating also may be assigned an Under Review modifier (“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings.

A.M. BEST RATING OUTLOOK

A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company’s rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive—Indicates a company’s financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative—Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable—Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

The following is a list of persons other than the Advisor and affiliates of the Advisor that may receive nonpublic portfolio holdings information concerning the Funds:

Custodian

The Huntington National Bank

Sub-custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

[                        ]

Legal Counsel

Sullivan & Worcester LLP

Service Providers

Abel/Noser Corp.

Bondedge

Bonds Direct

Citigroup Global Markets Inc.

FactSet

Huntington Asset Services, Inc.

Investment Scorecard Inc.

KeyBanc Capital Markets (McDonald Inc.)

Mesirow Financial Inc.

RBC Dain Rauscher Inc.

SunGard

Wilshire Associates, Inc.

Security Pricing Services

Interactive Data Corporation

Bloomberg

Thompson Reuters

JJ Kinney

JPM Pricing Direct

Proxy Voting Services

ISS

Broadridge Financial Solutions, Inc.

Ratings Agencies

Duff & Phelps

Fitch Ratings

Moody’s

S&P

Thomson BankWatch, Inc.

Performance Reporting/Publications

Bloomberg

Lipper

McGraw-Hill

Morningstar

S&P

Vickers

ADDRESSES
The Huntington Funds 2960 N. Meridian Street Suite 300 Attn: Huntington Funds Officer Indianapolis, IN 46208

Distributor

Unified Financial Securities, Inc.

2960 N. Meridian Street

Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

Investment Advisor

Huntington Asset Advisors, Inc.

41 South High Street

Columbus, OH 43287

Custodian, Administrator and Fund Accountant

The Huntington National Bank

41 South High Street

Columbus, OH 43287

Sub-Administrator

Sub-Fund Accountant

Huntington Asset Services, Inc.

2960 N. Meridian St.

Suite 300 Indianapolis, IN 46208

Sub-Custodian for Huntington Global Select Markets Fund,

Huntington Situs Fund,

Huntington Real Strategies Fund,

Huntington Technical Opportunities Fund,

and Huntington International Equity Fund

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Transfer Agent and Dividend Disbursing Agent

Huntington Asset Services, Inc.

2960 N. Meridian St.

Suite 300 Indianapolis, IN 46208

Independent Registered Public Accounting Firm

[                    ]

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Agreement and Declaration of Trust of the Registrant dated April 27, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(a)(2)	Amendment No. 1 to Agreement and Declaration of Trust of the Registrant dated April 27, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(b)(1)	Bylaws of the Registrant dated April 27, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(c)(1)	Specimen Certificate for Shares of Beneficial Interest of the Registrant dated April 18, 2006, including Certificate of Amendment dated May 17, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010) .

(d)(1)	Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(2)	Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(3)	Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(4)	Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(5)	Investment Advisory Agreement dated September 11, 2007, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(6)	Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(7)	Letter Agreement dated June 23, 2006, to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 28, 2007 (File No. 811-05010).

(d)(8)	Letter Agreement dated February 27, 2007, to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed April 29, 2008 (File No. 811-05010).

(d)(9)	Letter Agreement dated February 27, 2007, to Investment Advisory Agreement dated August 31, 2007, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed April 29, 2008 (File No. 811-05010).

(d)(10)	Letter Agreement dated January 24, 2008, to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA International Equity Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed April 29, 2008 (File No. 811-05010).

(d)(11)	Subadvisory Agreement dated June 23, 2006, between the Registrant, Huntington Asset Advisors, Inc. and Laffer Investments, Inc. (terminated)—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(d)(12)	Amended and Restated Exhibit 1 to Schedule A to the Investment Advisory Agreement dated June 23, 2006, between Registrant and Huntington Asset Advisors, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(d)(13)	Letter Agreement dated October 29, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2008 (File No. 811-05010).

(d)(14)	Letter Agreement dated January 29, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2008 (File No. 811-05010).

(d)(15)	Amended and restated Exhibit A dated October 21, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(d)(16)	Amended and restated Schedule A dated May 1, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(d)(17)	Letter Agreement dated April 27, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(d)(18)	Letter Agreement dated June 15, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(d)(19)	Letter Agreement dated July 29, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Growth Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(d)(20)	Letter Agreement dated December 28, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Global Select markets Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(d)(21)	Amended and restated Schedule A dated December 28, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(d)(22)	Amendment to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(d)(23)	Amendment to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Disciplined Equity Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(d)(24)	Investment Subadvisory Agreement dated July 21, 2011, between Huntington Asset Advisors, Inc. and Haberer Registered Investment Advisor, Inc., relating to the Huntington Disciplined Equity Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(d)(25)	Amendment to the Investment Advisory Agreement dated May 25, 2012, between the Registrant and Huntington Asset Services, Inc., relating to the Huntington Income Generation Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed June 1, 2012 (File No. 811-05010).

(d)(26)	Amendment to the Investment Advisory Agreement dated June 22, 2012, between the Registrant and Huntington Asset Services, Inc., relating to the Huntington Longer Duration Fixed Income Fund—Filed herewith.

(e)(1)	Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(e)(2)	Amendment to Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(e)(3)	Exhibit A to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(e)(4)	Amended and restated Amendment #1 to Exhibit A to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(e)(5)	Exhibit B to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(e)(6)	Amendment #1 to Exhibit B dated April 30, 2007, to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(e)(7)	Exhibit C to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(e)(8)	Amendment #1 to Exhibit C dated April 30, 2007, to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(e)(9)	Exhibit D to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(e)(10)	Amended and restated Exhibit E dated August 31, 2007, to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(e)(11)	Form of Distribution Agreement dated April 1, 2009, between the Registrant and Unified Financial Securities, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(e)(12)	Distribution Agreement dated April 1, 2009, between the Registrant and Unified Financial Securities, Inc., including Exhibits A and B—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(e)(13)	Amended and Restated Exhibit A dated December 28, 2009 to the Distribution Agreement dated April 1, 2009—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(e)(14)	Amendment to the Distribution Agreement dated April 1, 2009, between the Registrant and Unified Financial Securities, Inc., including Exhibit A, relating to the Huntington World Income Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(e)(15)	Amendment to the Distribution Agreement dated April 1, 2009, between the Registrant and Unified Financial Securities, Inc., including Exhibit A, relating to the Huntington Disciplined Equity Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(e)(16)	Amendment to the Distribution Agreement dated May 25, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc., relating to the Huntington Income Generation Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed June 1, 2012 (File No. 811-05010).

(e)(17)	Amendment to the Distribution Agreement dated June 22, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc., relating to the Huntington Longer Duration Fixed Income Fund—Filed herewith.

(f)	Not applicable.

(g)(1)	Custodian Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(2)	Schedule A to Custodian Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(3)	Schedule B dated September 11, 2007 as Amended and Restated on August 31, 2007, to the Custodian Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(g)(4)	Amendment to the Custodian Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(5)	Foreign Custody Manager Agreement dated June 23, 2006, between the Registrant and The Bank of New York—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(6)	Form of Exhibit A, Amended and Restated as of August 31, 2007, to Foreign Custody Manager Agreement dated June 23, 2006, between the Registrant and The Bank of New York—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(g)(7)	Schedule I to Foreign Custody Manager Agreement dated June 23, 2006, between the Registrant and The Bank of New York—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(8)	Foreign Custody Agreement dated June 23, 2006, between the Registrant and The Bank of New York—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(9)	Schedule I to Foreign Custody Agreement dated June 23, 2006, between the Registrant and The Bank of New York—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(g)(10)	Form of Schedule II, Amended and Restated as of August 31, 2007, to Foreign Custody Agreement dated June 23, 2006, between the Registrant and The Bank of New York—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(g)(11)	Schedule III to Foreign Custody Agreement dated June 23, 2006, between the Registrant and The Bank of New York—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(12)	Appendix I to Foreign Custody Agreement dated June 23, 2006, between the Registrant and The Bank of New York—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(g)(13)	Sub-Custody Agreement dated June 23, 2006, between the Registrant, The Huntington National Bank and PFPC Trust Company—Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(g)(14)	Custodian Agreement dated June 26, 2006, between the Registrant and State Street Bank and Trust Company including Schedules A, B and C and the Remote Access Services Addendum—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(g)(15)	Schedules A and B to the Custodian Agreement dated October 21, 2008, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(g)(16)	Securities Lending Customer Agreement dated September 19, 2007, between the Registrant and PFPC Trust Company—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(g)(17)	Form of Global Sub-Custodian Agreement between The Huntington National Bank and Brown Brothers Harriman & Co.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(g)(18)	Custodian Agreement dated May 26, 2009, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(g)(19)	Appendix B, Amended and Restated as of July 29, 2009, to the Custodian Agreement dated May 26, 2009, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(g)(20)	Appendix B, Amended and Restated as of December 28, 2009, to the Custodian Agreement dated May 26, 2009, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(g)(21)	Amendment to the Custodian Agreement dated May 26, 2009, between the Registrant and The Huntington National Bank, relating to the Huntington World Income Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(g)(22)	Amendment to the Custodian Agreement dated May 26, 2009, between the Registrant and The Huntington National Bank, relating to the Huntington Disciplined Equity Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(h)(1)	Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(2)	Amended and Restated Exhibit A to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed October 21, 2008 (File No. 811-05010).

(h)(3)	Exhibit B to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(4)	Exhibit C to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(5)	Exhibit D to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(6)	Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(7)	Amended and Restated Investment Company Exhibit as of August 31, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(8)	Administrative Services Fee Exhibit to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(9)	First Amendment dated June 29, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(10)	Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(11)	Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(12)	Agreement for Sub-Administrative Services dated June 23, 2006, between the Registrant, The Huntington National Bank and Federated Services Company—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(13)	Amended and Restated Investment Company Exhibit as of August 31, 2007 and dated September 11, 2007, to Agreement for Sub-Administrative Services dated June 23, 2006, between the Registrant, The Huntington National Bank and Federated Services Company—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(14)	Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services dated June 23, 2006, between the Registrant, The Huntington National Bank and Federated Services Company—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(15)	First Amendment dated June 29, 2007 to Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services dated June 23, 2006, between the Registrant, The Huntington National Bank and Federated Services Company—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(16)	Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(h)(17)	Amended and Restated Exhibit A as of August 31, 2007 and dated September 22, 2007, to the Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(18)	Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(19)	Amendment #1 to the Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(20)	Amendment #2 to the Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(21)	Amendment #3 to the Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(22)	Fund Participation Agreement between the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(23)	Schedule A dated June 23, 2006 to the Fund Participation Agreement between the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(24)	Form of Amended and Restated Amendment #1 dated August 31, 2007 to Schedule B of the Fund Participation Agreement between the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(25)	Schedule C to the Fund Participation Agreement between the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(26)	Form of Fund Participation Agreement between the Registrant, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Huntington Asset Advisors, Inc. and Edgewood Services, Inc. dated June 23, 2006, including Exhibits A through E—Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(27)	Fund Participation Agreement between the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Transamerica Life Insurance Company dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed February 8, 2007 (File No. 811-05010).

(h)(28)	Fund Participation Agreement between the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.) dated January 1, 2008—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(h)(29)	Registrant’s Shareholder Services Plan dated February 13, 2007—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(30)	Exhibit A dated September 10, 2008, to Registrant’s Shareholder Services Plan dated February 13, 2007—Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed October 21, 2008 (File No. 811-05010).

(h)(31)	Indemnification Agreement between the Registrant and Trustee of Trust dated November 9, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(32)	Indemnification Agreement between the Registrant and Trustee of Trust dated November 9, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(33)	Indemnification Agreement between the Registrant and Trustee of Trust dated November 9, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(34)	Indemnification Agreement between the Registrant and Trustee of Trust dated November 9, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(35)	Indemnification Agreement between the Registrant and Trustee of Trust dated November 9, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(36)	Indemnification Agreement between the Registrant and Trustee of Trust dated December 1, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(37)	Indemnification Agreement between the Registrant and Trustee of Trust dated November 9, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(h)(38)	Consultant Agreement between Huntington Asset Advisors, Inc. and Laffer Investments, Inc. dated September 1, 2008—Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed October 21, 2008 (File No. 811-05010).

(h)(39)	Schedule A to the Fund Participation Agreement between the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.) dated October 21, 2008—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(40)	Appendix A to Indemnification Agreement between the Registrant and Trustee William H. Zimmer III, dated October 21, 2008—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(41)	Appendix A to Indemnification Agreement between the Registrant and Trustee Thomas Westerfield, dated October 21, 2008—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(42)	Appendix A to Indemnification Agreement between the Registrant and Trustee Mark Shary, dated October 21, 2008—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(43)	Appendix A to Indemnification Agreement between the Registrant and Trustee Tadd Seitz, dated October 21, 2008—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(44)	Appendix A to Indemnification Agreement between the Registrant and Trustee B. Randolph Bateman, dated October 21, 2008—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(45)	Appendix A to Indemnification Agreement between the Registrant and Trustee David Schoedinger, dated October 21, 2008—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(46)	Amended and Restated Administrative Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2008—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(47)	Form of Mutual Fund Services Agreement, Fund Sub-Administration Services between The Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(48)	Form of Mutual Fund Sales and Services Agreement (Unified Financial Securities, Inc.)—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(49)	Amended and Restated Exhibit #2 to Exhibit A of the Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank dated May 1, 2008—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(50)	Amended and Restated Exhibit A as of October 21, 2008, to the Mutual Fund Services Agreement for Transfer Agency Services between the Registrant and Unified Fund Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(51)	Amendment No. 2 dated November 1, 2008, to the Participation Agreement between the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Transamerica Life Insurance Company—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(52)	Form of Shareholder Services Agreement of the Registrant (including Amended and Restated Amendment #1 to Exhibit A)—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(53)	Second Amended and Restated Exhibit A to The Huntington Funds Shareholder Services Plan dated September 17, 2008—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(h)(54)	Mutual Fund Services Agreement for Sub-Administration Services between The Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009, including Exhibit A and Exhibit B—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(h)(55)	Amended and Restated Exhibit A dated April 1, 2009, to the Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(h)(56)	Amendment dated May 7, 2009, to Amended and Restated Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(h)(57)	Fund Participation Agreement between Nationwide Financial Services, Inc. and Unified Financial Securities, Inc. as distributor of the Funds, dated April 21, 2009, including Exhibits A through D—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(h)(58)	Form of Fund Participation Agreement between the Registrant, Huntington Asset Advisors, Inc., Unified Financial Securities, Inc. and Hartford Life Insurance Company, dated April 1, 2009, including Schedules A through C—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(h)(59)	Amended and Restated Exhibit A as of July 29, 2009, to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(h)(60)	Indemnification Agreement between the Registrant and Trustee Alistair Jessiman dated January 29, 2010—Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(h)(61)	Amended and Restated Exhibit A as of December 28, 2009, to the Shareholder Services Plan of The Huntington Funds—Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(h)(62)	Amended and Restated Exhibit A as of December 28, 2009, to the Shareholder Services Agreement of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(h)(63)	Exhibit A to the Mutual Fund Services Agreement for Fund Sub-Administration Services dated December 28, 2009—Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(h)(64)	Amended and Restated Exhibit A as of December 28, 2009, to the Mutual Fund Services Agreement for Transfer Agency Services between Unified Fund Services, Inc. and The Huntington Funds—Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(h)(65)	Amended and restated Exhibit A as of December 28, 2009, to the Administrative Services Agreement—Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(h)(66)	Amendment to Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Fund Services, Inc., relating to the Huntington World Income Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(h)(67)	Amendment to Exhibit A of the Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank, relating to the Huntington World Income Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(h)(68)	Amendment to the Shareholder Services Agreement, regarding the Huntington World Income Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(h)(69)	Amendment to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Fund Services, Inc., relating to the Huntington Disciplined Equity Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(h)(70)	Amendment to Exhibit A of the Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank, relating to the Huntington Disciplined Equity Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(h)(71)	Amendment to Shareholder Services Agreement, regarding the Huntington Disciplined Equity Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(h)(72)	Amended and Restated Exhibit A as of July 5, 2010, to the Financial Administration and Accounting Services Agreement dated December 1, 2001, between the Registrant and The Huntington National Bank—Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(h)(73)	Expense Limitation Agreement dated May 25, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed June 1, 2012 (File No. 811-05010).

(i)(1)	Opinion of Counsel as to legality of shares being offered—Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed April 29, 2005 (File No. 811-05010).

(i)(2)	Opinion of Counsel as to legality of shares being offered, relating to the Huntington World Income Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 69 filed February 14, 2011 (File No. 811-05010).

(i)(3)	Opinion of Counsel as to legality of shares being offered, relating to the Huntington Disciplined Equity Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 71 filed April 15, 2011 (File No. 811-05010).

(i)(4)	Opinion of Counsel as to legality of shares being offered, relating to the Huntington Income Generation Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed June 1, 2012 (File No. 811-05010).

(i)(5)	Opinion of Counsel as to legality of shares being offered, relating to the Huntington Longer Duration Fixed Income Fund—Filed Herewith.

(j)(1)	Consent of Independent Registered Public Accounting Firm—Incorporated by reference to Registrant’s Post-Effective Amendment No. 81 filed April 27, 2012 (File No. 811-05010).

(j)(2)	Consent of Counsel—Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed April 29, 2005 (File No. 811-05010).

(k)	Not applicable.

(l)(1)	Initial Capital Understanding—Incorporated by reference to Registrant’s Post-Effective Amendment No. 20 filed April 26, 1996 (File No. 811-05010).

(m)(1)	Distribution Plan of the Registrant dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(m)(2)	Exhibit A to the Distribution Plan of the Registrant dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(m)(3)	Amended and Restated Exhibit 1 to Exhibit A to the Distribution Plan of the Registrant dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(m)(4)	Amended and Restated Distribution Plan of the Registrant dated April 1, 2009—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(m)(5)	Exhibit A to Amended and Restated Distribution Plan of the Registrant dated April 1, 2009—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(m)(6)	Amended and Restated Exhibit A dated December 28, 2009 to the Distribution Plan of the Registrant dated April 1, 2009—Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(m)(7)	Amendment to the Distribution Plan of the Registrant dated April 1, 2009, regarding the Huntington World Income Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(m)(8)	Amendment to the Distribution Plan of the Registrant dated April 1, 2009, regarding the Huntington Disciplined Equity Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(n)(1)	Multiple Class Plan, dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(n)(2)	Exhibit to the Multiple Class Plan, dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(n)(3)	Amended and Restated Exhibit #1 to Registrant’s Multiple Class Plan, dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(n)(4)	Amended and Restated Exhibit #2 to Registrant’s Multiple Class Plan, dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(n)(5)	Amended and Restated Exhibit dated December 28, 2009, to Registrant’s Multiple Class Plan, dated June 23, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(n)(6)	Amendment to Registrant’s Multiple Class Plan regarding the Huntington World Income Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed May 2, 2011 (File No. 811-05010).

(n)(7)	Form of Amendment to Registrant’s Multiple Class Plan regarding the Huntington Disciplined Equity Fund—Incorporated by reference to Registrant’s Post-Effective Amendment No. 76 filed July 28, 2011 (File No. 811-05010).

(o)(1)	Powers of Attorney of Charles Davis, Daniel Benhase, John Shary, Thomas Westerfield, David Schoedinger and William R. Wise—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(o)(2)	Power of Attorney of the Chief Executive Officer and Vice President of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(o)(3)	Power of Attorney of the President of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(o)(4)	Power of Attorney of the Treasurer of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(o)(5)	Power of Attorney of the Trustee of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(o)(6)	Power of Attorney of the Trustee of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(o)(7)	Power of Attorney of the Trustee of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(o)(8)	Power of Attorney of the Assistant Secretary of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed October 21, 2008 (File No. 811-05010).

(o)(9)	Power of Attorney of Anthony J. Ghoston, Chief Executive Officer of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(o)(10)	Power of Attorney of Eric McKenzie, Vice President of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

(o)(11)	Power of Attorney of Secretary of Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed October 14, 2009 (File No. 811-05010).

(o)(12)	Power of Attorney of Trustee of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 24, 2010 (File No. 811-05010).

(o)(13)	Power of Attorney of R. Jeffrey Young, Principal Executive Officer of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 24, 2010 (File No. 811-05010).

(o)(14)	Power of Attorney of Matthew Miller, Vice President of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 24, 2010 (File No. 811-05010).

(o)(15)	Power of Attorney of Joel Engle, Treasurer of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 24, 2010 (File No. 811-05010).

(o)(16)	Power of Attorney of Secretary of the Registrant—Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed April 30, 2010 (File No. 811-05010).

(p)(1)	Code of Ethics of Edgewood Services, Inc.—Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 filed April 14, 2008 (File No. 811-05010).

(p)(2)	Code of Ethics of The Huntington Funds, dated May 4, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(p)(3)	Code of Ethics of Federated Investors, Inc., dated January 1, 2005, revised January 26, 2005—Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 filed August 24, 2006 (File No. 811-05010).

(p)(4)	Code of Ethics of Laffer Investments, Inc., amended May 4, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(p)(5)	Code of Ethics of Huntington Asset Advisors, Inc., dated November 9, 2006—Incorporated by reference to Registrant’s Post-Effective Amendment No. 52 filed April 30, 2007 (File No. 811-05010).

(p)(6)	Code of Ethics of Unified Fund Services, Inc. and Unified Financial Securities, Inc., dated February 4, 2009—Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 filed April 29, 2009 (File No. 811-05010).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII, Section 4 of Registrant’s Agreement and Declaration of Trust and Section 2 of the Trustees’ Indemnification Agreements. The Investment Advisory Contracts provide that, in the absence of willful misfeasance, bad faith or gross negligence, on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Contracts. Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Contracts. Indemnification of Registrant’s distributor, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Distributor’s Contract, incorporated herein by reference as Exhibit (e)(i), Section 8 of the Custodian Contract, incorporated herein by reference as Exhibit (g)(i) and Section 8 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(i). Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

ITEM 31.	Business and Other Connections of the Investment Adviser.

Huntington Asset Advisors, Inc., (“Huntington”) serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated (“HBI”). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

The Officers of the Investment Adviser are:

President/Chief Investment Officer:	B. Randolph Bateman
Secretary and Chief Compliance Officer:	Michelle Forgach
Treasurer and Chief Financial Officer:	David Castor

The Officers of HBI are:

Senior Vice Presidents:	Kirk Mentzer
Christopher M. Rowane
Paula Jurcenko
Vice Presidents:	Paul Koscik
Craig J. Hardy
Madelynn Matlock
William G. Doughty
Gustave Seasongood
Kathy Stylarek
Randy Hare
Chad Oviatt
Peter Sorrentino
Brian Salerno
Paul Attwood
Herbert Chen
Andrew Hagedorn

Assistant Vice President:	Ronald Weiner

ITEM 32.	Principal Underwriters.

(a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Appleton Funds, Bruce Fund, Dreman Contrarian Funds, HC Capital Trust, Unified Series Trust, and Valued Advisers Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant

Daniel B. Benhase*	Director	None

Anna Maria Spurgin**	President	None

John C. Swhear**	Chief Compliance Officer	None

Edward J. Kane*	Vice President	None

A. Dawn Story*	Vice President	None

Varanont Ruchira**	Assistant Vice President	None

Karyn E. Cunningham**	Treasurer / Controller	None

Richard A. Cheap*	Secretary	None

Larry D. Case*	Assistant Secretary	None

*	The principal business address of these individuals is 41 S. High St., Columbus, OH 43215.
**	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

(c) Not applicable

ITEM 33.	Location Of Accounts And Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	41 South High Street Columbus, OH 43287 (Notices should be sent to the Agent for Service at the address above)

Unified Financial Securities, Inc. (“Distributor”)	P.O. Box 6110 Indianapolis, IN 46206-6110

Huntington Asset Advisors, Inc. (“Advisor”)	41 South High Street Columbus, OH 43287

The Huntington National Bank (“Custodian” and “Administrator”)	41 South High Street Columbus, OH 43287

Huntington Asset Services, Inc. (“Sub-Administrator, Transfer Agent and Dividend Disbursing Agent”)	2960 N. Meridian Street Suite 300 Indianapolis, IN 46208

Huntington Asset Services, Inc. (“Sub-Fund Accountant”)	2960 N. Meridian Street Suite 300 Indianapolis, IN 46208

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 33-11905) and the Investment Company Act of 1940 (File No. 811-5010), the Registrant, THE HUNTINGTON FUNDS, has duly caused this Post-Effective Amendment No. 85 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and State of Indiana, on the 7th day of July, 2012.

THE HUNTINGTON FUNDS

BY:	/s/ Jay S. Fitton
Jay S. Fitton, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 85 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

*By:	/s/ John C. Swhear	July 7, 2012
John C. Swhear, Attorney in Fact for the Persons Listed Below		Date

* B. Randolph Bateman, President and Trustee		July 7, 2012 Date

/s/ R. Jeffrey Young R. Jeffrey Young, President and Trustee		July 7, 2012 Date

/s/ Robert W. Silva Robert W. Silva, Treasurer and Principal Financial Officer		July 7, 2012 Date

/s/ Matthew J. Miller Matthew J. Miller, Vice President		July 7, 2012 Date

* David S. Schoedinger, Trustee		July 7, 2012 Date

* Thomas J. Westerfield, Trustee		July 7, 2012 Date

* Tadd Seitz, Trustee		July 7, 2012 Date

* Mark D. Shary, Trustee	July 7, 2012 Date

* William H. Zimmer, Trustee	July 7, 2012 Date

*	By Power of Attorney

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE

INVESTMENT COMPANY ACT OF 1940)

EXHIBIT NO. UNDER PART C OF FORM N-1A	NAME OF EXHIBIT

(d)(26)	Amendment to Investment Advisory Agreement dated June 22, 2012, between the Registrant and Huntington Asset Services, Inc.

(e)(17)	Amendment to the Distribution Agreement dated June 22, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc.

(i)(5)	Opinion of Sullivan & Worcester, LLP as to legality of shares being offered